UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2020

Item 1. Reports to Stockholders

Delaware Funds* by MACQUARIE

Annual report

Alternative / specialty mutual fund

Delaware Healthcare Fund

March 31, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Healthcare Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of March 31, 2020, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Portfolio management review

Delaware Healthcare Fund	April 7, 2020 (Unaudited)

Performance preview (for the year ended March 31, 2020)
Delaware Healthcare Fund (Institutional Class shares)	1-year return	-0.01%
Delaware Healthcare Fund (Class A shares)*	1-year return	-0.23%
Russell 3000® Healthcare Index (benchmark)	1-year return	-2.11%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Healthcare Fund, please see the table on page 4. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

Please see page 6 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

*Total return for the report period presented in the table differs from the return in “Financial highlights.” The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in “Financial highlights” is calculated in the same manner but also takes into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.

Investment objective

The Fund seeks maximum long-term capital growth through capital appreciation.

Market review

The healthcare sector continued to experience significant challenges during the fiscal year ended March 31, 2020. Amplified discussions concerning drug-pricing reform and a single-payer medical insurance system in the United States once again made headlines and weighed on healthcare stocks as the 2020 presidential race progressed. Meanwhile, the sector saw continued drug innovation, easing regulatory concern, and a flurry of mergers and acquisitions that helped drive positive performance. Most recently, markets have been volatile as investors worry about the economic impact of COVID-19.

Within the Fund

For the fiscal period ended March 31, 2020, Delaware Healthcare Fund declined, although it outperformed its benchmark, the Russell 3000 Healthcare Index. The Fund’s Institutional Class shares declined -0.01%. The Fund’s Class A shares fell -0.23% at net asset value and declined

We continue putting a premium on disciplined, intensive research when analyzing investment opportunities for the Fund. We favor companies that, in our opinion, exhibit traits such as:

●   proven competitiveness

●   seasoned management teams

●   stock valuations that are discounted meaningfully from our estimates of intrinsic value.

These characteristics are part of our daily considerations as we follow our stock-by-stock approach to portfolio management.

1

Portfolio management review

Delaware Healthcare Fund

-5.96% at maximum offer price. These figures reflect all distributions reinvested. During the same period, the benchmark fell -2.11%. For complete, annualized performance of Delaware Healthcare Fund, please see the table on page 4.

Among sectors, the Fund’s holdings in the blue-chip medical products sector contributed the most to relative performance due to favorable stock selection. The Fund’s overweight position in Chugai Pharmaceutical Co. Ltd. outperformed as shares rebounded following positive earnings results in July. Chugai Pharmaceutical is among the strongest franchises in Japan and is also partnered with Roche Holding AG, which allows Chugai to benefit from both companies’ pipelines. The Fund’s overweight position in Roche also performed well. Shares of Roche rebounded after becoming oversold due to concern about biosimilars entering the market. The Fund’s underweight in Pfizer Inc. was positive in terms of asset allocation. In contrast, the Fund’s underweight position in Bristol-Myers Squibb Co. detracted from relative performance.

The biotechnology sector also contributed to relative performance due to favorable stock selection. The Fund’s large overweight position in Array BioPharma Inc. outperformed after Pfizer acquired the company in an $11.4 billion deal. Shares of Regeneron Pharmaceuticals Inc. performed well as it is one of the most creative large-cap biotech firms in the sector. Current product sales continue to grow while Regeneron makes continued progress in its pipeline. MorphoSys AG also contributed to relative performance in the sector. Shares of the company outperformed following positive quarterly results and continued progress in its pipeline. MorphoSys remains one of the few antibody technology platforms that has not been acquired by a large pharmaceutical company and has consistently demonstrated progress on its own proprietary cancer pipeline. The Fund’s position in ArQule Inc. outperformed after Merck announced in December that it planned to acquire ArQule. This outperformance was somewhat mitigated by the Fund’s overweight positions in Alkermes PLC and uniQure NV. In sympathy with other biotech companies in the sector, uniQure underperformed. Despite this near-term underperformance, uniQure remains the market leader in gene therapy, and recent clinical trials indicate promise for success in its gene therapy platform. Shares of Alkermes declined in sympathy with a broader selloff of biotech companies due to a lack of exciting clinical data. We continue to believe that both companies are undervalued and trade at a discount to their intrinsic values.

In the healthcare services sector, the Fund’s underweight stance was slightly favorable in terms of asset allocation, while stock selection was the main driver of performance. Shares of CVS Health Corp. outperformed after it announced positive earnings results in August. CVS remains a dominant franchise in the sector and we continue to hold a positive long-term view of the company.

The Fund’s holdings in the small- and mid-cap medical-products sector detracted the most from relative performance due to unfavorable stock selection. The Fund’s overweight position in Mylan NV was the main detractor from performance in the sector. The company reported lackluster financial results and continues to face significant headwinds in the US generic market. There is also ongoing fallout following issues the US Food and Drug Administration (FDA) identified at one of Mylan’s manufacturing facilities. Despite these short-term setbacks, Mylan remains among the strongest franchises for generic pharmaceuticals in the industry and we believe the company is well-positioned for growth as demand for generics increases.

For global healthcare investors, there are risks that short-term legislative and judicial action could overshadow the positive long-term fundamentals of the sector and of specific companies. The

2

severe effects of COVID-19 on the economy and the healthcare sector remains to be seen; however, we continue to see strong long-term opportunities in the global healthcare asset class. The baby-boom generation in the US is aging, implying expanding demand for healthcare products and services for decades to come. At the same time, middle classes in countries with emerging economies (notably India and China) are growing rapidly, creating significant demand for Western-style medicine. We remain positive on the sector and its growth opportunities.

We believe that healthcare remains one of the few growth sectors in the economy. We continue to see many attractive opportunities in the healthcare sector, particularly in the biotechnology sector, where we see potential for continued innovation in cancer treatments and gene-therapy technology. We remain overweight in the biotechnology sector, particularly in small- to mid-cap companies, where we see potential for technological breakthroughs.

Despite some increased volatility last year due to investors’ uncertainty surrounding plans for a repeal and replace measure for the Affordable Care Act (ACA), we believe that healthcare has remained one of the economy’s few growth sectors. We continue to see many attractive opportunities in the healthcare sector, particularly in the biotechnology sector, where we see potential for continued innovation in cancer treatments and gene therapy technology. The Fund remains overweight in the biotechnology sector, particularly in small- to mid-cap companies, where we see potential for technological breakthroughs.

We continue putting a premium on disciplined, intensive research when analyzing potential investment opportunities for the Fund and favor companies that, in our opinion, exhibit traits such as:

●	proven competitiveness

●	seasoned management teams

●	stock valuations that are discounted meaningfully from our estimates of intrinsic value.

These characteristics are part of our daily considerations as we follow our stock-by-stock approach to portfolio management.

3

Performance summary
Delaware Healthcare Fund	March 31, 2020 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through March 31, 2020

	1 year	5 year	10 year	Lifetime
Class A (Est. Sept. 28, 2007)
Excluding sales charge	-0.23%*	+8.02%	+13.77%	+14.87%
Including sales charge	-5.96%	+6.75%	+13.10%	+14.33%
Class C (Est. Jan. 28, 2010)
Excluding sales charge	-0.98%*	+7.22%	+12.93%	+13.44%
Including sales charge	-1.90%	+7.22%	+12.93%	+13.44%
Class R (Est. Jan. 28, 2010)
Excluding sales charge	-0.52%	+7.74%	+13.48%	+14.00%
Including sales charge	-0.52%	+7.74%	+13.48%	+14.00%
Institutional Class (Est. Sept. 28, 2007)
Excluding sales charge	-0.01%	+8.28%	+14.06%	+15.10%
Including sales charge	-0.01%	+8.28%	+14.06%	+15.10%
Russell 3000 Healthcare Index	-2.11%	+5.86%	+13.13%	+10.19%**

*Total return for the report period presented in the table differs from the return in “Financial highlights.” The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in “Financial highlights” is calculated in the same manner but also takes into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.

**The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual

4

12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual 12b-1 fee of 0.50% of average daily net assets.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

Healthcare companies are subject to extensive government regulation and their profitability can be affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, and malpractice or other litigation.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

“Non-diversified” funds may allocate more of their net assets to investments in single securities than “diversified” funds. Resulting adverse effects may subject these funds to greater risks and volatility.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses (without fee waivers)	1.28%	2.03%	1.53%	1.03%
Net expenses (including fee waivers, if any)	1.28%	2.03%	1.53%	1.03%
Type of waiver	n/a	n/a	n/a	n/a

5

Performance summary

Delaware Healthcare Fund

Performance of a $10,000 Investment1

Average annual total returns from March 31, 2010 through March 31, 2020

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on March 31, 2010, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 7.

The graph also assumes $10,000 invested in the Russell 3000 Healthcare Index as of March 31, 2010. The Russell 3000 Healthcare Index measures the performance of all healthcare holdings included in the Russell 3000 Index, which represents the 3,000 largest US companies based on total market capitalization.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

6

	Nasdaq symbols	CUSIPs
Class A	DLHAX	24610E101
Class C	DLHCX	24610E200
Class R	DLRHX	24610E309
Institutional Class	DLHIX	24610E408

7

Disclosure of Fund expenses

For the six-month period from October 1, 2019 to March 31, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2019 to March 31, 2020.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

8

Delaware Healthcare Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Annualized Expense Ratio	Expenses Paid During Period 10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$1,033.00	1.26%	$6.40
Class C	1,000.00	1,029.20	2.01%	10.20
Class R	1,000.00	1,031.60	1.51%	7.67
Institutional Class	1,000.00	1,034.20	1.01%	5.14
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.70	1.26%	$6.36
Class C	1,000.00	1,014.95	2.01%	10.13
Class R	1,000.00	1,017.45	1.51%	7.62
Institutional Class	1,000.00	1,019.95	1.01%	5.10

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

9

Security type / sector allocation and top 10 equity holdings
Delaware Healthcare Fund	As of March 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	99.16%
Biotechnology	31.90%
Blue Chip Medical Products	45.69%
Healthcare Services	8.54%
Other	6.60%
Small- / Mid-Cap Medical Products	6.43%
Rights	0.03%
Short-Term Investments	0.02%
Total Value of Securities	99.21%
Receivables and Other Assets Net of Liabilities	0.79%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and Statement of Additional Information, the Biotechnology and Blue Chip Medical Products sector (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Biotechnology sector consisted of biotechnology and pharmaceuticals. As of March 31, 2020, such amounts, as a percentage of total net assets, were 24.41% and 7.49% respectively. The Blue Chip Medical Products sector consisted of biotechnology, healthcare-products and pharmaceuticals. As of March 31, 2020 such amounts, as a percentage of total net assets, were 9.10%, 2.57%, and 34.02% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Biotechnology and Blue Chip Medical Products sectors for financial reporting purposes may exceed 25%.

10

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Sanofi ADR	6.59%
Roche Holding	6.47%
Amgen	5.59%
Regeneron Pharmaceuticals	4.36%
uniQure	3.69%
Sanofi	3.67%
MorphoSys	3.65%
Chugai Pharmaceutical	3.62%
UnitedHealth Group	3.34%
Eli Lilly & Co.	2.81%

11

Schedule of investments

Delaware Healthcare Fund	March 31, 2020

	Number of shares	Value (US $)

Common Stock – 99.16%²

Biotechnology – 31.90%
ACADIA Pharmaceuticals †	194,776	$8,229,286
Alder Biopharmaceuticals =†	75,000	66,000
Alexion Pharmaceuticals †	20,000	1,795,800
Alkermes †	370,000	5,335,400
Allogene Therapeutics †	146,779	2,853,384
Alnylam Pharmaceuticals †	41,000	4,462,850
Arena Pharmaceuticals †	525,000	22,050,000
Axovant Gene Therapies †	64,171	156,577
BioMarin Pharmaceutical †	112,000	9,464,000
Cellectis ADR †	219,675	2,021,010
Clovis Oncology †	100,200	637,272
Coherus Biosciences †	430,000	6,974,600
Dynavax Technologies †	760,000	2,682,800
Epizyme †	203,200	3,151,632
Exact Sciences †	17,116	992,728
Five Prime Therapeutics †	100,000	227,000
Fortress Biotech †	100,000	189,000
Galmed Pharmaceuticals †	306,010	1,058,795
Immunomedics †	147,862	1,993,180
Incyte †	60,000	4,393,800
Intercept Pharmaceuticals †	27,000	1,699,920
Karyopharm Therapeutics †	380,000	7,299,800
Lexicon Pharmaceuticals †	11,697	22,809
MacroGenics †	275,000	1,600,500
Madrigal Pharmaceuticals †	28,500	1,902,660
MEI Pharma †	600,000	966,000
Mirati Therapeutics †	165,000	12,683,550
Momenta Pharmaceuticals †	141,501	3,848,827
MorphoSys †	339,685	32,706,687
Mustang Bio †	120,000	321,600
Myriad Genetics †	135,000	1,931,850
Nektar Therapeutics †	256,385	4,576,472
Neurocrine Biosciences †	110,000	9,520,500
NextCure †	100,000	3,707,000
Portola Pharmaceuticals †	160,000	1,140,800
Proteostasis Therapeutics †	750,000	855,000
Provention Bio †	70,000	644,000
Puma Biotechnology †	61,255	516,992
Regeneron Pharmaceuticals †	80,000	39,063,200
REGENXBIO †	149,000	4,824,620
Rigel Pharmaceuticals †	1,600,000	2,496,000

12

	Number of shares	Value (US $)

Common Stock² (continued)

Biotechnology (continued)
Rocket Pharmaceuticals †	58,000	$809,100
Sangamo Therapeutics †	400,000	2,548,000
Sarepta Therapeutics †	23,000	2,249,860
Seattle Genetics †	95,000	10,961,100
Syndax Pharmaceuticals †	180,000	1,974,600
Ultragenyx Pharmaceutical †	70,000	3,110,100
uniQure †	696,000	33,025,200
United Therapeutics †	86,800	8,230,810
Vascular Biogenics †	200,000	270,000
Vertex Pharmaceuticals †	25,000	5,948,750
Viking Therapeutics †	330,100	1,544,868
Voyager Therapeutics †	5,700	52,155
Xencor †	129,191	3,860,227
XOMA †	3,466	70,533

		285,719,204

Blue Chip Medical Products – 45.69%
AbbVie	130,000	9,904,700
Amgen	246,964	50,067,012
AstraZeneca	110,000	9,800,877
AstraZeneca ADR	60,000	2,679,600
Biogen †	45,000	14,237,100
Boston Scientific †	380,000	12,399,400
Bristol-Myers Squibb	200,000	11,148,000
Chugai Pharmaceutical	280,000	32,394,819
Eli Lilly & Co.	181,446	25,170,189
Gilead Sciences	230,000	17,194,800
GlaxoSmithKline ADR	280,000	10,609,200
Johnson & Johnson	100,000	13,113,000
Merck & Co.	180,000	13,849,200
Pfizer	500,000	16,320,000
Roche Holding	180,000	57,913,564
Sanofi	380,000	32,898,469
Sanofi ADR	1,350,000	59,022,000
Stryker	15,000	2,497,350
Teva Pharmaceutical Industries ADR †	530,000	4,759,400
UCB	60,000	5,133,733
Zimmer Biomet Holdings	80,000	8,086,400

		409,198,813

Healthcare Services – 8.54%
Anthem	50,000	11,352,000
Change Healthcare †	25,532	255,065
Cigna	75,000	13,288,500

13

Schedule of investments

Delaware Healthcare Fund

	Number of shares	Value (US $)

Common Stock² (continued)

Healthcare Services (continued)
CVS Health	250,000	$14,832,500
McKesson	12,862	1,739,714
Quest Diagnostics	48,000	3,854,400
UnitedHealth Group	120,000	29,925,600
Walgreens Boots Alliance	26,900	1,230,675

		76,478,454

Other – 6.60%
China Mobile ADR	250,000	9,417,500
Cia de Minas Buenaventura ADR	115,300	840,537
Compugen †	150,000	1,089,000
Dell Technologies Class C †	102,600	4,057,830
Fannie Mae †	1,300,000	2,067,000
Federal Home Loan Mortgage †	1,050,000	1,467,638
Micron Technology †	580,000	24,394,800
Opera ADR †	184,700	991,839
QUALCOMM	50,000	3,382,500
SINA †	60,000	1,910,400
SK Telecom ADR	435,805	7,090,547
Sohu.com ADR †	390,722	2,434,198

		59,143,789

Small- / Mid-Cap Medical Products – 6.43%
ABIOMED †	10,000	1,451,600
Aerie Pharmaceuticals †	5,100	68,850
Akorn †	501,000	281,161
Allergan	111,500	19,746,650
Halozyme Therapeutics †	230,000	4,137,700
InnoCare Pharma 144A #†	17,000	24,954
Inspire Medical Systems †	30,000	1,808,400
Intra-Cellular Therapies †	235,000	3,611,950
Mylan †	1,095,000	16,326,450
Perrigo	210,000	10,098,900

		57,556,615

Total Common Stock (cost $803,149,589)		888,096,875

Rights – 0.03%

Ambit Bioscience =†	76,500	0
Bristol-Myers Squibb †	80,000	304,000

Total Rights (cost $0)		304,000

14

	Number of shares	Value (US $)

Short-Term Investments – 0.02%

Money Market Mutual Funds – 0.02%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.33%)	27,355	$27,355
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.30%)	27,355	27,355
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.34%)	27,355	27,355
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.22%)	27,355	27,355
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.24%)	27,355	27,355

		136,775

Total Short-Term Investments (cost $136,775)		136,775

Total Value of Securities – 99.21% (cost $803,286,364)		$888,537,650

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2020, the aggregate value of Rule 144A securities was $24,954, which represents less than 0.01% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

15

Statement of assets and liabilities

Delaware Healthcare Fund	March 31, 2020

Assets:
Investments, at value[1]	$888,537,650
Receivable for fund shares sold	8,247,889
Foreign tax reclaims receivable	952,065
Dividends and interest receivable	314,643
Receivable for securities sold	116,837

Total assets	898,169,084

Liabilities:
Cash due to custodian	1,734
Payable for fund shares redeemed	1,371,123
Investment management fees payable to affiliates	617,472
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	235,668
Distribution fees payable to affiliates	144,845
Other accrued expenses	124,185
Dividend disbursing and transfer agent fees and expenses payable to affiliates	7,391
Trustees’ fees and expenses payable to affiliates	6,332
Audit and tax fees payable	5,500
Accounting and administration expenses payable to affiliates	2,964
Legal fees payable to affiliates	1,691
Reports and statements to shareholders expenses payable to affiliates	1,128

Total liabilities	2,520,033

Total Net Assets	$895,649,051

Net Assets Consist of:
Paid-in capital	$790,298,470
Total distributable earnings (loss)	105,350,581

Total Net Assets	$895,649,051

16

Net Asset Value
Class A:
Net assets	$272,910,802
Shares of beneficial interest outstanding, unlimited authorization, no par	11,997,846
Net asset value per share	$22.75
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$24.14

Class C:
Net assets	$99,376,492
Shares of beneficial interest outstanding, unlimited authorization, no par	4,640,280
Net asset value per share	$21.42

Class R:
Net assets	$5,268,556
Shares of beneficial interest outstanding, unlimited authorization, no par	235,181
Net asset value per share	$22.40

Institutional Class:
Net assets	$518,093,201
Shares of beneficial interest outstanding, unlimited authorization, no par	22,616,123
Net asset value per share	$22.91
[1] Investments, at cost	$803,286,364

See accompanying notes, which are an integral part of the financial statements.

17

Statement of operations

Delaware Healthcare Fund	Year ended March 31, 2020

Investment Income:
Dividends	$14,675,578
Foreign tax withheld	(877,206)

13,798,372

Expenses:
Management fees	8,120,036
Distribution expenses – Class A	757,966
Distribution expenses – Class C	1,116,112
Distribution expenses – Class R	31,219
Dividend disbursing and transfer agent fees and expenses	1,024,153
Custodian fees	293,979
Accounting and administration expenses	205,680
Reports and statements to shareholders expenses	144,638
Registration fees	99,854
Trustees’ fees and expenses	55,844
Legal fees	49,420
Audit and tax fees	38,437
Other	35,962

11,973,300
Less expenses paid indirectly	(1,203)

Total operating expenses	11,972,097

Net Investment Income	1,826,275

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	79,899,306
Foreign currencies	(197,911)
Foreign currency exchange contracts	(15,809)

Net realized gain	79,685,586

Net change in unrealized appreciation (depreciation) of:
Investments	(79,439,987)
Foreign currencies	11,119

Net change in unrealized appreciation (depreciation)	(79,428,868)

Net Realized and Unrealized Gain	256,718

Net Increase in Net Assets Resulting from Operations	$2,082,993

See accompanying notes, which are an integral part of the financial statements.

18

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Statements of changes in net assets

Delaware Healthcare Fund

	Year ended
	3/31/20	3/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,826,275	$(520,868)
Net realized gain	79,685,586	36,353,785
Net change in unrealized appreciation (depreciation)	(79,428,868)	30,134,188

Net increase in net assets resulting from operations	2,082,993	65,967,105

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(23,247,550)	(5,059,623)
Class C	(8,927,434)	(1,268,684)
Class R	(442,120)	(97,124)
Institutional Class	(43,754,405)	(9,811,391)

	(76,371,509)	(16,236,822)

Capital Share Transactions:
Proceeds from shares sold:
Class A	51,114,758	155,136,237
Class C	17,068,454	52,100,874
Class R	2,037,618	2,685,459
Institutional Class	248,681,594	402,627,766

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	22,461,260	4,904,232
Class C	8,722,235	1,248,508
Class R	439,981	97,000
Institutional Class	39,559,439	9,061,635

	390,085,339	627,861,711

20

	Year ended
	3/31/20	3/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(97,367,467)	$(71,524,105)
Class C	(32,342,093)	(19,881,047)
Class R	(3,818,176)	(1,947,049)
Institutional Class	(315,447,503)	(132,551,152)

	(448,975,239)	(225,903,353)

Increase (decrease) in net assets derived from capital share transactions	(58,889,900)	401,958,358

Net Increase (Decrease) in Net Assets	(133,178,416)	451,688,641

Net Assets:
Beginning of year	1,028,827,467	577,138,826

End of year	$895,649,051	$1,028,827,467

See accompanying notes, which are an integral part of the financial statements.

21

Financial highlights

Delaware Healthcare Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.

[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

22

Year ended

3/31/20	3/31/19	3/31/18	3/31/17	3/31/16

$24.63	$22.63	$19.19	$18.46	$20.36

0.03	(0.03)	0.04	0.16	0.05
0.11	2.44	4.08	1.97	(0.44)

0.14	2.41	4.12	2.13	(0.39)

—	(0.15)	(0.68)	(0.18)	(0.17)
(2.02)	(0.26)	—	(1.22)	(1.34)

(2.02)	(0.41)	(0.68)	(1.40)	(1.51)

$22.75	$24.63	$22.63	$19.19	$18.46

(0.27% )	10.74%	21.56%	12.30%	(2.45% )

$272,911	$319,993	$212,838	$154,687	$197,138
1.27%	1.28%	1.31%	1.38%	1.37%
0.13%	(0.10% )	0.18%	0.84%	0.25%
24%	33%	28%	29%	46%

23

Financial highlights

Delaware Healthcare Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.

[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

24

Year ended

3/31/20	3/31/19	3/31/18	3/31/17	3/31/16

$23.47	$21.61	$18.36	$17.72	$19.60

(0.15)	(0.20)	(0.12)	0.02	(0.10)
0.12	2.33	3.90	1.88	(0.42)

(0.03)	2.13	3.78	1.90	(0.52)

—	(0.01)	(0.53)	(0.04)	(0.02)
(2.02)	(0.26)	—	(1.22)	(1.34)

(2.02)	(0.27)	(0.53)	(1.26)	(1.36)

$21.42	$23.47	$21.61	$18.36	$17.72

(1.02% )	9.91%	20.67%	11.45%	(3.17% )

$99,376	$115,843	$76,033	$57,814	$73,715
2.02%	2.03%	2.06%	2.13%	2.12%
(0.62% )	(0.85% )	(0.57% )	0.09%	(0.50% )
24%	33%	28%	29%	46%

25

Financial highlights

Delaware Healthcare Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.

[2]	Amount is less than $0.005 per share.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

26

Year ended

3/31/20	3/31/19	3/31/18	3/31/17	3/31/16

$24.34	$22.37	$18.98	$18.27	$20.17

(0.03)	(0.08)	(0.02)	0.11	— [2]
0.11	2.40	4.04	1.95	(0.44)

0.08	2.32	4.02	2.06	(0.44)

—	(0.09)	(0.63)	(0.13)	(0.12)
(2.02)	(0.26)	—	(1.22)	(1.34)

(2.02)	(0.35)	(0.63)	(1.35)	(1.46)

$22.40	$24.34	$22.37	$18.98	$18.27

(0.52% )	10.44%	21.26%	12.03%	(2.71% )

$5,269	$7,080	$5,683	$5,169	$5,878
1.52%	1.53%	1.56%	1.63%	1.62%
(0.12% )	(0.35% )	(0.07% )	0.59%	0.00%
24%	33%	28%	29%	46%

27

Financial highlights

Delaware Healthcare Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.

[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

28

Year ended

3/31/20	3/31/19	3/31/18	3/31/17	3/31/16

$24.75	$22.74	$19.28	$18.53	$20.44

0.09	0.04	0.09	0.21	0.10
0.12	2.43	4.10	1.98	(0.45)

0.21	2.47	4.19	2.19	(0.35)

(0.03)	(0.20)	(0.73)	(0.22)	(0.22)
(2.02)	(0.26)	—	(1.22)	(1.34)

(2.05)	(0.46)	(0.73)	(1.44)	(1.56)

$22.91	$24.75	$22.74	$19.28	$18.53

(0.01% )	10.98%	21.84%	12.53%	(2.20% )

$518,093	$585,911	$282,585	$137,621	$156,600
1.02%	1.03%	1.06%	1.13%	1.12%
0.38%	0.14%	0.43%	1.09%	0.50%
24%	33%	28%	29%	46%

29

Notes to financial statements

Delaware Healthcare Fund

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 21 series. These financial statements and the related notes pertain to Delaware Healthcare Fund (Fund). The Fund is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the

30

requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended March 31, 2020 and for all open tax years (years ended March 31, 2017–March 31, 2019), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended March 31, 2020, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the

31

Notes to financial statements

Delaware Healthcare Fund

1. Significant Accounting Policies (continued)

ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2020, the Fund earned $83 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2020, the Fund earned $1,120 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.85% on the first $500 million of the average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

Effective May 30, 2019, DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended March 31, 2020, the Fund was charged $39,108 for these services.

32

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2020, the Fund was charged $91,981 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fees of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended March 31, 2020, the Fund was charged $25,498 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended March 31, 2020, DDLP earned $193,507 for commissions on sales of the Fund’s Class A shares. For the year ended March 31, 2020, DDLP received gross CDSC commissions of $6,406 and $24,911 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

33

Notes to financial statements

Delaware Healthcare Fund

3. Investments

For the year ended March 31, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$232,102,781
Sales	339,738,043

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At March 31, 2020, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$815,754,179

Aggregate unrealized appreciation of investments	$213,695,150
Aggregate unrealized depreciation of investments	(140,911,679)

Net unrealized appreciation of investments	$72,783,471

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any

34

restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$717,182,726	$170,848,149	$66,000	$888,096,875
Rights	304,000	—	—	304,000
Short-Term Investments	136,775	—	—	136,775

Total Value of Securities	$717,623,501	$170,848,149	$66,000	$888,537,650

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in the above table.

During the year ended March 31, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at March 31, 2020. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the year.

35

Notes to financial statements

Delaware Healthcare Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2020 and 2019 was as follows:

	Year ended

	3/31/20	3/31/19

Ordinary income	$8,985,354	$6,112,369
Long-term capital gains	67,386,155	10,124,453

Total	$76,371,509	$16,236,822

5. Components of Net Assets on a Tax Basis

As of March 31, 2020, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$790,298,470
Undistributed ordinary income	13,896,207
Undistributed long-term capital gains	18,670,903
Net unrealized appreciation on investments and foreign currencies	72,783,471

Net assets	$895,649,051

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of securities no longer considered passive foreign investment companies.

36

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended

	3/31/20	3/31/19
Shares sold:
Class A	2,088,179	6,349,141
Class C	732,473	2,229,329
Class R	83,857	113,033
Institutional Class	10,187,681	16,412,656

Shares issued upon reinvestment of dividends and distributions:
Class A	888,851	208,868
Class C	365,712	55,663
Class R	17,663	4,175
Institutional Class	1,555,621	384,293

	15,920,037	25,757,158

Shares redeemed:
Class A	(3,972,133)	(2,970,638)
Class C	(1,394,743)	(867,334)
Class R	(157,203)	(80,419)
Institutional Class	(12,797,263)	(5,556,358)

	(18,321,342)	(9,474,749)

Net increase (decrease)	(2,401,305)	16,282,409

37

Notes to financial statements

Delaware Healthcare Fund

6. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the years ended March 31, 2020 and 2019, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions

				Institutional
	Class A	Class C	Class A	Class
Year ended	Shares	Shares	Shares	Shares	Value
3/31/20	236,831	13,382	4,240	243,920	$5,977,911
3/31/19	66,065	37,808	8,488	93,145	2,487,154

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 4, 2019.

On Nov. 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 2, 2020.

The Fund had no amounts outstanding as of March 31, 2020, or at any time during the year then ended.

8. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

38

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2020.

During the year ended March 31, 2020, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the year ended March 31, 2020, the Fund experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed on the “Statement of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the year ended March 31, 2020.

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts	$127,825	$263,770

9. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash

39

Notes to financial statements

Delaware Healthcare Fund

9. Securities Lending (continued)

collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended March 31, 2020, the Fund had no securities out on loan.

10. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value

40

of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund is a nondiversified fund that concentrates its investments in the healthcare industry and is subject to the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2020, there were no Rule 144A securities held by the Fund.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, Management is evaluating the implications of these changes on the financial statements.

41

Notes to financial statements

Delaware Healthcare Fund

13. Subsequent Events

On Nov. 4, 2019, the Fund, along with certain other funds in the Delaware Funds (Participants), entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit available was increased to $275,000,000 on May 6, 2020. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in the Fund’s financial statements.

42

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds IV and Shareholders of Delaware Healthcare Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Healthcare Fund (one of the funds constituting the Delaware Group® Equity Funds IV, referred to hereafter as the “Fund”) as of March 31, 2020, the related statement of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2020 and the financial highlights for each of the five years in the period ended March 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2020

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

43

Other Fund information (Unaudited)

Delaware Healthcare Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended March 31, 2020, the Fund reports distributions paid during the year as follows:

(A) Long-Term Capital Gain Distributions (Tax Basis)	88.23%
(B) Ordinary Income Distributions (Tax Basis)*	11.77%
Total Distributions (Tax Basis)	100.00%
(C) Qualifying Dividends[1]	78.30%

(A) and (B) are based on a percentage of the Fund’s total distributions.

(C) is based on the Fund’s ordinary income distributions.

* For the fiscal year ended March 31, 2020, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified dividend income is 100.00%. Complete information will be compiled and reported in conjunction with your 2020 Form 1099-DIV.

1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

For the fiscal year ended March 31, 2020, certain distributions paid by the Fund, determined to be from Qualified Short-Term Capital Gains, may be subject to relief from U.S. tax withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief Unemployment Insurance Reauthorization, and Job Creations Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2020, the Fund has reported maximum distributions of Qualified Short-Term Capital Gains of $19,767,641.

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Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served

Interested Trustee
Shawn K. Lytle[1]	President,	President and
2005 Market Street	Chief Executive Officer,	Chief Executive Officer
Philadelphia, PA 19103	and Trustee	since August 2015
February 1970
Trustee since
September 2015

Independent Trustees
Thomas L. Bennett	Chair and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chair since
March 2015
Jerome D. Abernathy	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
July 1959

Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

46

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President — Macquarie	95	Trustee — UBS
Investment Management[2]		Relationship Funds,
(June 2015–Present)		SMA Relationship
Trust, and UBS Funds
Regional Head of		(May 2010–April 2015)
Americas — UBS Global
Asset Management
(April 2010–May 2015)

Private Investor	95	None
(March 2004–Present)

Managing Member,	95	None
Stonebrook Capital
Management, LLC (financial
technology: macro factors
and databases)
(January 1993–Present)

Chief Executive Officer,	95	Director —
Private Wealth Management		Banco Santander International
(2011–2013) and		(October 2016–
Market Manager,		December 2019)
New Jersey Private
Bank (2005–2011) —		Director —
J.P. Morgan Chase & Co.		Santander Bank, N.A.
(December 2016–
December 2019)

[2]

Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

47

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served

Independent Trustees (continued)
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953
John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

48

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Private Investor	95	Director and Audit Committee
(April 2011–Present)		Member — Hercules
		Technology Growth
		Capital, Inc.
		(July 2004–July 2014)
President —	95	Director; Compensation
Drexel University		Committee and
(August 2010–Present)		Governance Committee
		Member — Community
President —		Health Systems
Franklin & Marshall College		(May 2004–Present)
(July 2002–June 2010)

		Director — Drexel
		Morgan & Co.
		(2015–2019)

		Director and Audit Committee
		Member — vTv
		Therapeutics Inc.
		(2017–Present)

		Director and Audit Committee
		Member — FS Credit Real
		Estate Income Trust, Inc.
		(2018–Present)

		Director — Federal Reserve
		Bank of Philadelphia
		(January 2020–Present)
Private Investor	95	None
(2004–Present)

49

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served

Independent Trustees (continued)
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956
Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

50

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Private Investor	95	Trust Manager and
(January 2017–Present)		Audit Committee
Chair — Camden
Chief Executive Officer —		Property Trust
Banco Itaú		(August 2011–Present)
International
(April 2012–December 2016)		Director; Strategic
Planning and Reserves
Executive Advisor to Dean		Committee and Nominating
(August 2011–March 2012)		and Governance
and Interim Dean		Committee Member —
(January 2011–July 2011) —		Callon Petroleum Company
University of Miami School of		(December 2019–Present)
Business Administration

Director; Audit
President — U.S. Trust,		Committee Member —
Bank of America Private		Carrizo Oil & Gas, Inc.
Wealth Management		(March 2018–December 2019)
(Private Banking)
(July 2007–December 2008)
Vice Chairman	95	Director — HSBC North
(2010–April 2013) —		America Holdings Inc.
PNC Financial Services Group		(December 2013–Present)
Director — HSBC USA Inc.
(July 2014–Present)

Director —
HSBC Bank USA,
National Association
(July 2014–March 2017)

Director — HSBC
Finance Corporation
(December 2013–April 2018)

51

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served

Independent Trustees (continued)
Christianna Wood	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
August 1959

52

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Chief Executive Officer	95	Director; Finance Committee
and President —		and Audit Committee
Gore Creek		Member — H&R
Capital, Ltd.		Block Corporation
(August 2009–Present)		(July 2008–Present)

Director; Investments
Committee, Capital
and Finance
Committee, and Audit
Committee Member —
Grange Insurance
(2013–Present)

Trustee; Chair of
Nominating and Governance
Committee and Audit
Committee Member —
The Merger Fund
(2013–Present),
The Merger Fund VL
(2013-Present),
WCM Alternatives:
Event-Driven Fund
(2013–Present),
and WCM Alternatives:
Credit Event Fund
(December 2017–Present)

Director; Chair of
Governance Committee
and Audit Committee
Member — International
Securities Exchange
(2010–2016)

53

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served

Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Officers
David F. Connor	Senior Vice President,	Senior Vice President since
2005 Market Street	General Counsel,	May 2013; General
Philadelphia, PA 19103	and Secretary	Counsel since May 2015;
December 1963		Secretary since
October 2005
Daniel V. Geatens	Vice President	Vice President and
2005 Market Street	and Treasurer	Treasurer since October 2007
Philadelphia, PA 19103
October 1972
Richard Salus	Senior Vice President	Senior Vice President and
2005 Market Street	and Chief Financial Officer	Chief Financial Officer
Philadelphia, PA 19103		since November 2006
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

54

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Vice President and Treasurer	95	Director; Personnel and
(January 2006–July 2012),		Compensation Committee
Vice President —		Chair; Member of Nominating,
Mergers & Acquisitions		Investments, and Audit
(January 2003–January 2006),		Committees for various
and Vice President		periods throughout
and Treasurer		directorship —
(July 1995–January 2003) —		Okabena Company
3M Company		(2009–2017)

David F. Connor has served	95	None[3]
in various capacities at
different times at
Macquarie Investment
Management.
Daniel V. Geatens has served	95	None[3]
in various capacities at
different times at
Macquarie Investment
Management.
Richard Salus has served	95	None
in various capacities
at different times at
Macquarie Investment
Management.

[3]

David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust, and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

55

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds ®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This annual report is for the information of Delaware Healthcare Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

56

Annual report

US equity mutual fund

Delaware Small Cap Growth Fund

March 31, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Growth Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of March 31, 2020, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Small Cap Growth Fund	April 7, 2020 (Unaudited)

Performance preview (for the year ended March 31, 2020)
Delaware Small Cap Growth Fund (Institutional Class shares)*	1-year return	-9.65%
Delaware Small Cap Growth Fund (Class A shares)*	1-year return	-9.74%
Russell 2000® Growth Index (benchmark)	1-year return	-18.58%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Small Cap Growth Fund, please see the table on page 5.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

Please see page 7 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

*Total return for the report period presented in the table differs from the return in “Financial highlights.” The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in “Financial highlights” is calculated in the same manner but also takes into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.

Investment objective

The Fund seeks long-term capital appreciation.

Market review

Both the economy and the markets enjoyed sustained growth through the first 10 months of the Fund’s fiscal year ended March 31, 2020, as major market indices achieved new highs through mid-January. Lower interest rates and the apparent resolution of the US-China trade war were largely responsible.

When the fiscal year began, the US Federal Reserve was setting the stage for lower interest rates, an acknowledgement that its last increase, in December 2018, might have been overdone. In July 2019, the Fed implemented the first of three 0.25% cuts that brought its target rate down to 1.50%-1.75% by the end of October. In January 2020, the signing of a Phase 1 trade agreement brought some clarity to the often-acrimonious trade dispute with China.

Investors were not the only winners, however. Consumers, who account for 70% of gross domestic product (GDP), had achieved generational highs for savings rates while reaping

At the end of the fiscal year, we’ve taken a two-pronged approach to positioning the Fund by focusing on those companies that we think can either maintain business or recover quickly:

●	First, as we recover from the pandemic, we believe there are certain industries and companies, such as streaming media, telecommunications software, and consumer staples, that should do well throughout.
●	Second, there are other areas, such as digital currency, online dating, and fast-casual restaurants, that we think should do well once social-distancing measures are relaxed and people have the opportunity to get back out and meet with friends, family, and new people again. The businesses that have the potential to meet the pent-up demand for normalcy look attractive to us.

1

Portfolio management review

Delaware Small Cap Growth Fund

the benefit of a cyclical high for wage growth. And thanks to a highly regulated banking system that was not extending credit easily, consumer credit scores were also at all-time highs.

Then the pandemic took hold. From its late 2019 start in China’s Wuhan province, the virus spread in January throughout Asia, Australia, Europe, and the United States. In February, markets reacted suddenly and swiftly, sinking more than 30% in just a few weeks.

Following in the footsteps of other countries, governments in the US, both at the state and municipal level, took action to slow the spread of the disease. The social-distancing measures, which included banning large groups and closing non essential businesses, had an immediate impact on the economy. Global economies that had enjoyed a sustained period of moderate growth swiftly plunged into recessions, with GDPs likely cut nearly in half. In the last week of the 12-month period, initial jobless claims jumped to 3.3 million, more than 10 times the previous week and more than four times the previous record set in 1982.

The Fed responded to the crisis by reducing interest rates twice in March, taking the target range down to 0.0%-0.25%. Additionally, the Fed renewed its asset-purchasing program, this time including commercial paper, to shore up distressed credit markets. On the fiscal side, Congress enacted three relief bills in March, the last of which provides $2 trillion to be used for direct payments to individuals, enhanced unemployment benefits, aid to small business, and relief for certain large industries.

For the entire fiscal year, the broad equity market, represented by the Russell 3000® Index, declined 9.13%. Small-cap stocks performed significantly weaker, with the Russell 2000® Index and the Russell 2000 Growth Index dropping 23.99% and 18.58%, respectively. All the losses resulted from the pandemic as the Russell 3000 Index lost 20.90%, the Russell 2000 Index lost 30.61%, and the Russell 2000 Growth Index lost 25.76% in the first quarter of 2020. In contrast, those same indices posted positive returns of 14.76%, 6.03%, and 8.47%, respectively, from the beginning of the fiscal period on April 1, 2019, through Jan. 31, 2020.

Within the Fund

For the fiscal year ended March 31, 2020, Delaware Small Cap Growth Fund declined, although it outperformed its benchmark, the Russell 2000 Growth Index. The Fund’s Institutional Class shares declined 9.65%. The Fund’s Class A shares fell 9.74% at net asset value and declined 14.90% at maximum offer price (both returns reflect all distributions reinvested). For the same period, the benchmark fell 18.58%. Complete annualized performance for Delaware Small Cap Growth Fund is shown in the table on page 5.

While we focus mainly on individual stock selection, advantageous stock selection on a sector level contributed to strong relative performance in the industrials, consumer staples, and financials sectors. The consumer discretionary sector detracted the most from performance, also due to stock selection. The Fund did not have any positions in energy, materials, real estate, or utilities, the absence of which contributed to performance relative to the benchmark.

The Fund pursues a pure growth strategy, which has benefited performance given that growth stocks have outperformed value stocks over the past decade. We believe that as technological adoption rates accelerate, disruption is caused throughout major industries and enables new secular growth patterns to take hold.

Virtual healthcare is a notable example of disruptive technology. Even before the pandemic, virtual healthcare had increased as people realized this was a better, cheaper, and faster way to get a diagnosis and treatment plan for many routine

2

health issues. Until the pandemic, the biggest impediment to this industry was getting people to try virtual care for the first time. Once they did, however, there was no turning back.

The pandemic changed that dramatically. Now, no one wants to go to a doctor’s office and sit in a waiting room surrounded by other patients. Virtual care is now growing rapidly and one of the biggest beneficiaries of this is Teladoc Health Inc., which has experienced a large upturn in its business with the onset of the coronavirus. Teladoc was the Fund’s leading contributor to performance for the 12-month period. It has teamed up with both large employers and insurers to make its services available. Teladoc now has more than 35 million members and operates in more than 175 countries.

Financial services has been home to some of the disruptive technology that has greatly impacted our lives. Digital currency and payment systems, for example, have largely replaced cash; indeed, ours may be the last generation that uses paper money. Another example is eHealth Inc., a provider of an online marketplace for comparison and enrollment in health insurance plans and a strong contributor to Fund performance. The company benefited from consumers’ increasing acceptance of the online environment as more Americans become eligible for Medicare at age 65 (estimated to be approximately 10,000 people every day). With more baby boomers applying, the average age of Medicare beneficiaries declines with a consequent increase in the online proficiency of Medicare recipients. We think this trend represents a strong tailwind for eHealth’s preferred method of acquisition.

Yet another disruptive trend that has played a large role in the Fund’s stock selection is the development of software as a service (SaaS). Software solutions built around a SaaS model offer significant advantages to both the developer and the customer. Rather than sell a software package that each customer must install on its own system, SaaS products are hosted, maintained, and upgraded by the developer and accessed through the cloud. Instead of paying a large fee upfront and maintenance fees thereafter, customers buy a subscription that is often tied to how many users are accessing the software. This reduces customer costs while it provides developers with a steady income stream. A wide variety of applications are available via SaaS, including customer relationship management, human resources, and communications. The onset of the pandemic focused attention on a few SaaS-based opportunities, including the need for remote-working and enhanced network capabilities.

One such company is Everbridge Inc., a developer of SaaS-based systems to manage critical events and notifications and another contributor to the Fund’s performance. The company received several new contracts at the end of the period as states and municipalities signed on to distribute information about the coronavirus and their countermeasures to the public and other large groups.

Not all SaaS companies did well, however. Pluralsight Inc. provides online education and development primarily aimed at the information technology (IT) community. The goal is to keep IT people up to date and prepared for new projects. Although we think it is a good idea, one that has the added benefit of helping to retain employees in a field notorious for fleeting employment, Pluralsight has not been able to execute well and its growth prospects have diminished. Pluralsight detracted from Fund performance during the period and we exited position.

The stay-at-home restrictions imposed to curb the spread of the virus severely affected the retail business. One of the Fund’s holdings, At Home Group Inc., was no exception. Even before the pandemic struck, the operator of big-ticket, big-box, home-décor stores had experienced a slowdown in traffic across its chains as it opened

3

Portfolio management review

Delaware Small Cap Growth Fund

in more locations. Business was down and growth prospects diminished. Although this happens occasionally when a small successful chain begins to expand and growth slows, we realized our losses and sold the position in At Home Group.

One financial services firm that underperformed was LendingTree Inc., an online marketplace that matches lenders with borrowers seeking a variety of loans, including mortgages and home-equity, personal, and business loans. LendingTree was attractive to us because it was an innovative financial services firm that was also positioned to take advantage of the home-building trend. In the last quarter of the fiscal year, as stocks sold off and credit markets went into disarray, the volume of mortgages written at LendingTree plummeted. Given that it will take the economy some time to recover, and that there will likely be less home building during that time, we think the home-building trend has gone away. We exited the position.

At the end of the fiscal year, we’ve taken a two-pronged approach to positioning the Fund by focusing on those companies that we think can either maintain business or recover quickly. First, as we recover from the pandemic, we believe there are certain industries and companies, such as streaming media, telecommunications software, and consumer staples, that should do well throughout.

Second, there are other areas, such as digital currency, online dating, and fast-casual restaurants, that we think should do well once social-distancing measures are relaxed and people have the opportunity to get back out and meet with friends, family, and new people again. The businesses that have the potential to meet the pent-up demand for normalcy look attractive to us.

4

Performance summary
Delaware Small Cap Growth Fund	March 31, 2020 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through March 31, 2020

	1 year	3 year	Lifetime
Class A (Est. June 30, 2016)
Excluding sales charge	-9.74%*	+14.13%	+14.75%
Including sales charge	-14.90%*	+11.91%	+12.95%
Class C (Est. June 30, 2016)
Excluding sales charge	-10.53%*	+13.21%	+13.85%
Including sales charge	-11.41%*	+13.21%	+13.85%
Class R (Est. June 30, 2016)
Excluding sales charge	-10.04%*	+13.76%	+14.42%
Including sales charge	-10.04%*	+13.76%	+14.42%
Institutional Class (Est. June 30, 2016)
Excluding sales charge	-9.65%*	+14.34%	+14.98%
Including sales charge	-9.65%*	+14.34%	+14.98%
Russell 2000 Growth Index	-18.58%	+0.10%	+4.87%**

*Total return for the report period presented in the table differs from the return in “Financial highlights.” The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in “Financial highlights” is calculated in the same manner but also takes into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.

**The benchmark lifetime return is for Class A share comparison only and is calculated using the last business day in the month of the Fund’s Class A inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual

5

Performance summary

Delaware Small Cap Growth Fund

12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual 12b-1 fee of 0.50% of average daily net assets.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Risk is increased in a concentrated portfolio since it holds a limited number of securities with each investment having a greater effect on the overall performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 1.05% of the Fund’s average daily net assets from April 1, 2019 to March 31, 2020.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses (without fee waivers)	2.68%	3.43%	2.93%	2.43%
Net expenses (including fee waivers, if any)	1.30%	2.05%	1.55%	1.05%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from July 30, 2018 through July 29, 2020.

6

Performance of a $10,000 Investment1

Average annual total returns from June 30, 2016 (Fund’s inception)

through March 31, 2020

For period beginning June 30, 2016 (Fund’s inception) through March 31, 2020	Starting value	Ending value

Delaware Small Cap Growth Fund — Institutional Class shares	$10,000	$16,879

Delaware Small Cap Growth Fund — Class A shares	$9,425	$15,787

Russell 2000 Growth Index	$10,000	$11,955

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on June 30, 2016, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 5 through 8.

The graph also assumes $10,000 invested in the Russell 2000 Growth Index as of June 30, 2016. The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the US equity universe. It includes those Russell

2000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 3000 Index, mentioned on page 2, measures the performance of the largest 3,000 US companies, representing approximately 98% of the investable US equity market.

The Russell 2000 Index, mentioned on page 2, measures the performance of the small-cap segment of the US equity universe.

Gross domestic product, mentioned on page 2, is a measure of all goods and services produced by a nation in a year.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest

7

Performance summary

Delaware Small Cap Growth Fund

directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DSGDX	24610A604
Class C	DSGEX	24610A703
Class R	DSGFX	24610A885
Institutional Class	DSGGX	24610A802

8

Disclosure of Fund expenses

For the six-month period from October 1, 2019 to March 31, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2019 to March 31, 2020.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

9

Disclosure of Fund expenses

For the six-month period from October 1, 2019 to March 31, 2020 (Unaudited)

Delaware Small Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/19	3/31/20	Expense Ratio	10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$937.70	1.30%	$6.30
Class C	1,000.00	933.40	2.05%	9.91
Class R	1,000.00	935.90	1.55%	7.50
Institutional Class	1,000.00	939.20	1.05%	5.09
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.50	1.30%	$6.56
Class C	1,000.00	1,014.75	2.05%	10.33
Class R	1,000.00	1,017.25	1.55%	7.82
Institutional Class	1,000.00	1,019.75	1.05%	5.30

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

10

Security type / sector allocation and top 10

equity holdings

Delaware Small Cap Growth Fund	As of March 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	100.17%
Communication Services	8.40%
Consumer Discretionary	7.03%
Consumer Staples	16.84%
Financials	6.67%
Healthcare	27.66%
Industrials	8.64%
Information Technology	24.93%
Total Value of Securities	100.17%
Liabilities Net of Receivables and Other Assets	(0.17%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the Healthcare sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Healthcare sector consisted of biotechnology, commercial services, healthcare products, healthcare services, pharmaceuticals, retail and software. As of March 31, 2020, such amounts, as percentage of total net assets, were 0.45%, 4.40%, 12.63%, 4.68%, 3.61%, 0.35%, and 1.54% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Healthcare sector for financial reporting purposes may exceed 25%.

11

Security type / sector allocation and top 10

equity holdings

Delaware Small Cap Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
eHealth	5.15%
Boston Beer Class A	5.01%
Simply Good Foods	4.70%
Novocure	4.56%
Progyny	4.40%
Trex	4.36%
Bandwidth Class A	4.32%
iRhythm Technologies	4.28%
SiteOne Landscape Supply	4.28%
Everbridge	4.03%

12

Schedule of investments
Delaware Small Cap Growth Fund	March 31, 2020

	Number of shares	Value (US $)
Common Stock – 100.17%²
Communication Services – 8.40%
Bandwidth Class A †	40,325	$2,713,469
EverQuote Class A †	30,835	809,419
Live Nation Entertainment †	38,695	1,759,075

		5,281,963

Consumer Discretionary – 7.03%
Etsy †	16,380	629,647
Shake Shack Class A †	13,089	493,979
TopBuild †	4,640	332,410
Wingstop	7,840	624,848
YETI Holdings †	119,748	2,337,481

		4,418,365
Consumer Staples – 16.84%
Boston Beer Class A †	8,571	3,150,357
Freshpet †	38,630	2,467,298
Performance Food Group †	81,495	2,014,556
Simply Good Foods †	153,475	2,955,929

		10,588,140

Financials – 6.67%
eHealth †	22,976	3,235,480
LendingTree †	5,203	954,178

		4,189,658

Healthcare – 27.66%
1Life Healthcare †	53,170	965,036
Blueprint Medicines †	4,803	280,879
Invitae †	57,651	788,089
iRhythm Technologies †	33,086	2,691,546
Novocure †	42,536	2,864,374
Pacira BioSciences †	67,734	2,271,121
PetIQ †	9,405	218,478
Progyny †	130,635	2,768,156
Quanterix †	77,311	1,420,203
Repligen †	10,020	967,331
Teladoc Health †	13,906	2,155,569

		17,390,782

Industrials – 8.64%
SiteOne Landscape Supply †	36,545	2,690,443
Trex †	34,179	2,739,105

		5,429,548

Information Technology – 24.93%
Avalara †	33,575	2,504,695
Bill.Com Holdings †	56,405	1,929,051
Everbridge †	23,809	2,532,325

13

Schedule of investments

Delaware Small Cap Growth Fund

	Number of shares	Value (US $)
Common Stock² (continued)
Information Technology (continued)
Lattice Semiconductor †	105,730	$1,884,109
Medallia †	73,380	1,470,535
Monolithic Power Systems	6,900	1,155,474
Rapid7 †	50,031	2,167,843
Silicon Laboratories †	23,773	2,030,452

		15,674,484

Total Common Stock (cost $66,539,570)		62,972,940

Total Value of Securities – 100.17% (cost $66,539,570)		$62,972,940

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

†	Non-income producing security.

See accompanying notes, which are an integral part of financial statements.

14

Statement of assets and liabilities

Delaware Small Cap Growth Fund	March 31, 2020

Assets:
Investments, at value[1]	$62,972,940
Receivable for fund shares sold	5,886,926
Receivable for securities sold	306,462
Dividends Receivable	3,654

Total assets	69,169,982

Liabilities:
Due to custodian	223,364
Payable for securities purchased	5,873,153
Payable for fund shares redeemed	125,462
Investment management fees payable to affiliates	15,309
Other accrued expenses	60,767
Distribution fees payable to affiliates	1,582
Accounting and administration expenses payable to affiliates	518
Dividend disbursing and transfer agent fees and expenses payable to affiliates	506
Trustees’ fees and expenses payable to affiliates	478
Legal fees payable to affiliates	128
Reports and statements to shareholders expenses payable to affiliates	80

Total liabilities	6,301,347

Total Net Assets	$62,868,635

Net Assets Consist of:
Paid-in capital	$67,881,348
Total distributable earnings (loss)	(5,012,713)

Total Net Assets	$62,868,635

15

Statement of assets and liabilities

Delaware Small Cap Growth Fund

Net Asset Value
Class A:
Net assets	$2,052,952
Shares of beneficial interest outstanding, unlimited authorization, no par	222,405
Net asset value per share	$9.23
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$9.79

Class C:
Net assets	$772,613
Shares of beneficial interest outstanding, unlimited authorization, no par	86,968
Net asset value per share	$8.88

Class R:
Net assets	$1,120,176
Shares of beneficial interest outstanding, unlimited authorization, no par	123,075
Net asset value per share	$9.10

Institutional Class:
Net assets	$58,922,894
Shares of beneficial interest outstanding, unlimited authorization, no par	6,317,866
Net asset value per share	$9.33
[1] Investments, at cost	$66,539,570

See accompanying notes, which are an integral part of the financial statements.

16

Statement of operations
Delaware Small Cap Growth Fund	Year ended March 31, 2020

Investment Income:
Dividends	$12,738

12,738

Expenses:
Management fees	270,394
Distribution expenses — Class A	6,361
Distribution expenses — Class C	6,997
Distribution expenses — Class R	7,164
Registration fees	77,319
Accounting and administration expenses	44,930
Dividend disbursing and transfer agent fees and expenses	39,200
Audit and tax fees	32,030
Reports and statements to shareholders expenses	25,258
Custodian fees	2,344
Trustees’ fees and expenses	1,738
Legal fees	1,325
Other	11,294

526,354
Less expenses waived	(126,880)
Less expenses paid indirectly	(18)

Total operating expenses	399,456

Net Investment Loss	(386,718)

Net Realized and Unrealized Loss:
Net realized gain (loss) on investments	(289,780)
Net change in unrealized appreciation (depreciation) of investments	(5,156,079)

Net Realized and Unrealized Loss	(5,445,859)

Net Decrease in Net Assets Resulting from Operations	$(5,832,577)

See accompanying notes, which are an integral part of the financial statements.

17

Statements of changes in net assets

Delaware Small Cap Growth Fund

	Year ended
	3/31/20	3/31/19

Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(386,718)	$(112,923)
Net realized gain (loss)	(289,780)	2,169,041
Net change in unrealized appreciation (depreciation)	(5,156,079)	171,156

Net increase (decrease) in net assets resulting from operations	(5,832,577)	2,227,274

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(35,531)	(404,794)
Class C	(10,143)	(78,290)
Class R	(17,951)	(400,639)
Institutional Class	(962,541)	(1,752,445)

	(1,026,166)	(2,636,168)

Capital Share Transactions:
Proceeds from shares sold:
Class A	838,980	2,960,480
Class C	816,398	579,958
Class R	19,603	1,426,311
Institutional Class	71,586,170	3,190,208

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	35,531	390,911
Class C	10,143	78,286
Class R	17,951	400,635
Institutional Class	961,677	1,752,442

	74,286,453	10,779,231

18

	Year ended
	3/31/20	3/31/19

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(883,963)	$(1,340,062)
Class C	(405,501)	(184,332)
Class R	(337,498)	(199,831)
Institutional Class	(16,247,738)	(3,436,582)

	(17,874,700)	(5,160,807)

Increase in net assets derived from capital share transactions	56,411,753	5,618,424

Net Increase in Net Assets	49,553,010	5,209,530

Net Assets:
Beginning of year	13,315,625	8,106,095

End of year	$62,868,635	$13,315,625

See accompanying notes, which are an integral part of the financial statements.

19

Financial highlights

Delaware Small Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets.
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

			6/30/16[1]
Year ended			to

3/31/20	3/31/19	3/31/18	3/31/17

$10.39	$11.59	$9.22	$8.50

(0.13)	(0.14)	(0.13)	(0.05)
(0.88)	2.33	3.22	1.12

(1.01)	2.19	3.09	1.07

(0.15)	(3.39)	(0.72)	(0.35)

(0.15)	(3.39)	(0.72)	(0.35)

$9.23	$10.39	$11.59	$9.22

(9.93% )	22.47%	34.47%	12.69%

$2,053	$2,330	$432	$184
1.30%	1.30%	1.30%	1.30%
1.65%	2.68%	3.33%	4.87%
(1.26% )	(1.19% )	(1.20% )	(0.77% )
(1.61% )	(2.57% )	(3.23% )	(4.34% )
139%	158%	151%	145%

21

Financial highlights

Delaware Small Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets.
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

			6/30/16[1]
Year ended			to

3/31/20	3/31/19	3/31/18	3/31/17

$10.08	$11.43	$9.17	$8.50

(0.20)	(0.21)	(0.20)	(0.11)
(0.85)	2.25	3.18	1.13

(1.05)	2.04	2.98	1.02

(0.15)	(3.39)	(0.72)	(0.35)

(0.15)	(3.39)	(0.72)	(0.35)

$8.88	$10.08	$11.43	$9.17

(10.64% )	21.42%	33.44%	12.09%

$773	$478	$61	$31
2.05%	2.05%	2.05%	2.05%
2.40%	3.43%	4.08%	5.62%
(2.01% )	(1.94% )	(1.95% )	(1.52% )
(2.36% )	(3.32% )	(3.98% )	(5.09% )
139%	158%	151%	145%

23

Financial highlights

Delaware Small Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

			6/30/16[1]
Year ended			to

3/31/20	3/31/19	3/31/18	3/31/17

$10.27	$11.53	$9.20	$8.50

(0.16)	(0.17)	(0.15)	(0.07)
(0.86)	2.30	3.20	1.12

(1.02)	2.13	3.05	1.05

(0.15)	(3.39)	(0.72)	(0.35)

(0.15)	(3.39)	(0.72)	(0.35)

$9.10	$10.27	$11.53	$9.20

(10.15% )	22.05%	34.10%	12.57%

$1,120	$1,577	$8	$6
1.55%	1.55%	1.55%	1.55%
1.90%	2.93%	3.58%	5.12%
(1.51% )	(1.44% )	(1.45% )	(1.02% )
(1.86% )	(2.82% )	(3.48% )	(4.59% )
139%	158%	151%	145%

25

Financial highlights

Delaware Small Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets.
Ratio of net investment loss to average net assets prior to fees waived .
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

			6/30/16[1]
Year ended			to

3/31/20	3/31/19	3/31/18	3/31/17

$10.47	$11.64	$9.24	$8.50

(0.11)	(0.11)	(0.10)	(0.04)
(0.88)	2.33	3.22	1.13

(0.99)	2.22	3.12	1.09

(0.15)	(3.39)	(0.72)	(0.35)

(0.15)	(3.39)	(0.72)	(0.35)

$9.33	$10.47	$11.64	$9.24

(9.66% )	22.68%	34.73%	12.93%
$58,923	$8,931	$7,605	$5,621

1.05%	1.05%	1.05%	1.05%
1.40%	2.43%	3.08%	4.62%
(1.01% )	(0.94% )	(0.95% )	(0.52% )
(1.36% )	(2.32% )	(2.98% )	(4.09% )
139%	158%	151%	145%

27

Notes to financial statements
Delaware Small Cap Growth Fund	March 31, 2020

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 21 series. These financial statements and the related notes pertain to Delaware Small Cap Growth Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended March 31, 2020 and for all open tax years (years ended March 31, 2017–March 31, 2019), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in

28

interest expense and penalties in “Other” on the “Statement of operations.” During the year ended March 31, 2020, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the year ended March 31, 2020.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2020, the Fund earned $18 under this arrangement.

29

Notes to financial statements

Delaware Small Cap Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 1.05% of the Fund’s average daily net assets. This waiver was in effect from April 1, 2019 through March 31, 2020.* This waiver and reimbursement may only be terminated by agreement of DMC and the Fund. The waiver and reimbursement are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended March 31, 2020, the Fund was charged $5,246 for these services.

Effective May 30, 2019, DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2020, the Fund was charged $3,254 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations”

30

under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fees of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. These fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended March 31, 2020, the Fund was charged $897 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended March 31, 2020, DDLP earned $1,448 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

Cross trades for the year ended March 31, 2020, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the year ended March 31, 2020, the Fund engaged in securities purchases of $45,341,781.

*The aggregate contractual waiver period covering this report is from July 30, 2018 through July 29, 2020.

3. Investments

For the year ended March 31, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$104,959,665
Sales	49,768,046

31

Notes to financial statements

Delaware Small Cap Growth Fund

3. Investments (continued)

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At March 31, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$67,346,382

Aggregate unrealized appreciation of investments	$4,562,909
Aggregate unrealized depreciation of investments	(8,936,351)

Net unrealized depreciation of investments	$(4,373,442)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a

32

Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2020:

Level 1
Securities
Assets:
Common Stock	$62,972,940

During the year ended March 31, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the year ended March 31, 2020, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2020 and 2019 were as follows:

	Year ended
	3/31/20	3/31/19
Ordinary income	$—	$1,733,592
Long-term capital gains	1,026,166	902,576

Total	$1,026,166	$2,636,168

5. Components of Net Assets on a Tax Basis

As of March 31, 2020, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$67,881,348
Qualified late year loss deferrals	(639,271)
Net unrealized depreciation on investments, foreign currencies, and derivatives	(4,373,442)

Net assets	$62,868,635

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Qualified late year losses represent ordinary losses realized from Jan. 1, 2020 through March 31, 2020 and capital losses realized from Nov. 1, 2019 through March 31, 2020, that in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

33

Notes to financial statements

Delaware Small Cap Growth Fund

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2020, the Funds recorded the following reclassifications:

Total distributable earnings (loss)	$236,113
Total paid in capital	$(236,113)

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	3/31/20	3/31/19
Shares sold:
Class A	79,439	248,349
Class C	81,725	49,195
Class R	1,871	126,784
Institutional Class	6,930,241	270,993
Shares issued upon reinvestment of dividends and distributions:
Class A	3,377	42,215
Class C	999	8,698
Class R	1,729	43,737
Institutional Class	90,553	188,030

	7,189,934	978,001

Shares redeemed:
Class A	(84,596)	(103,629)
Class C	(43,101)	(15,923)
Class R	(34,051)	(17,642)
Institutional Class	(1,555,682)	(259,423)

	(1,717,430)	(396,617)

Net increase	5,472,504	581,384

34

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the years ended March 31, 2020 and 2019, the Fund had the following exchange transactions:

	Exchange Redemptions	Exchange Subscriptions
	Class C	Class A
Year ended	Shares	Shares	Value
3/31/20	89	86	$918
3/31/19	69	67	752

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 4, 2019.

On Nov. 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 2, 2020.

The Fund had no amounts outstanding as of March 31, 2020, or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be

35

Notes to financial statements

Delaware Small Cap Growth Fund

8. Securities Lending (continued)

more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended March 31, 2020, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund invests in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies

36

may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2020, there were no Rule 144A securities held by the Fund.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, Management is evaluating the implications of these changes on the financial statements.

12. Subsequent Events

On Nov. 4, 2019, the Fund, along with certain other funds in the Delaware Funds (Participants), entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit available was increased to $275,000,000 on May 6, 2020. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in the Fund’s financial statements.

37

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds IV and Shareholders of Delaware Small Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Small Cap Growth Fund (one of the funds constituting the Delaware Group® Equity Funds IV, referred to hereafter as the “Fund”) as of March 31, 2020, the related statement of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2020

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

38

Other Fund information (Unaudited)

Delaware Small Cap Growth Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended March 31, 2020, the Fund reports distributions paid during the year as follows:

(A) Long-Term Capital Gain Distributions (Tax Basis)	100.00%

(A) is based on a percentage of the Fund’s total distributions.

39

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee
Shawn K. Lytle[1]	President,	President and
2005 Market Street	Chief Executive Officer,	Chief Executive Officer
Philadelphia, PA 19103	and Trustee	since August 2015
February 1970
Trustee since
September 2015

Independent Trustees
Thomas L. Bennett	Chair and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chair since
March 2015
Jerome D. Abernathy	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
July 1959
Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958

[1]	Shawn K. Lytle is considered to be an “Interested Trustee“ because he is an executive officer of the Fund’s(s’) investment advisor.

40

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President — Macquarie	95	Trustee — UBS
Investment Management[2]		Relationship Funds,
(June 2015–Present)		SMA Relationship
Trust, and UBS Funds
Regional Head of		(May 2010–April 2015)
Americas —UBS Global
Asset Management
(April 2010–May 2015)

Private Investor	95	None
(March 2004–Present)

Managing Member,	95	None
Stonebrook Capital
Management, LLC (financial technology: macro factors and databases)
(January 1993–Present)
Chief Executive Officer,	95	Director —
Private Wealth Management		Banco Santander International
(2011–2013) and		(October 2016–
Market Manager,		December 2019)
New Jersey Private
Bank (2005–2011) —		Director —
J.P. Morgan Chase & Co.		Santander Bank, N.A.
(December 2016–
December 2019)

[2]

Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

41

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

42

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Private Investor	95	Director and Audit Committee
(April 2011–Present)		Member — Hercules
		Technology Growth
		Capital, Inc.
		(July 2004–July 2014)
President —	95	Director; Compensation
Drexel University		Committee and
(August 2010–Present)		Governance Committee
		Member — Community
President —		Health Systems
Franklin & Marshall College		(May 2004–Present)
(July 2002–June 2010)
		Director — Drexel
		Morgan & Co.
		(2015–2019)

		Director and Audit Committee
		Member — vTv
		Therapeutics Inc.
		(2017–Present)

		Director and Audit Committee
		Member — FS Credit Real
		Estate Income Trust, Inc.
		(2018–Present)

		Director — Federal Reserve
		Bank of Philadelphia
		(January 2020–Present)
Private Investor	95	None
(2004–Present)

43

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

44

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Private Investor	95	Trust Manager and
(January 2017–Present)		Audit Committee
Chair — Camden
Chief Executive Officer —		Property Trust
Banco Itaú		(August 2011–Present)
International
(April 2012–December 2016)		Director; Strategic
Planning and Reserves
Executive Advisor to Dean		Committee and Nominating
(August 2011–March 2012)		and Governance
and Interim Dean		Committee Member —
(January 2011–July 2011) —		Callon Petroleum Company
University of Miami School of		(December 2019–Present)
Business Administration
Director; Audit
President — U.S. Trust,		Committee Member —
Bank of America Private		Carrizo Oil & Gas, Inc.
Wealth Management		(March 2018–December 2019)
(Private Banking)
(July 2007–December 2008)
Vice Chairman	95	Director — HSBC North
(2010–April 2013) —		America Holdings Inc.
PNC Financial		(December 2013–Present)
Services Group
Director — HSBC USA Inc.
(July 2014–Present)

Director —
HSBC Bank USA,
National Association
(July 2014–March 2017)

Director — HSBC
Finance Corporation
(December 2013–April 2018)

45

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Christianna Wood	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
August 1959

46

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Chief Executive Officer	95	Director; Finance Committee
and President —		and Audit Committee
Gore Creek		Member — H&R
Capital, Ltd.		Block Corporation
(August 2009–Present)		(July 2008–Present)

Director; Investments
Committee, Capital
and Finance
Committee, and Audit
Committee Member —
Grange Insurance
(2013–Present)

Trustee; Chair of
Nominating and Governance
Committee and Audit
Committee Member —
The Merger Fund
(2013–Present),
The Merger Fund VL
(2013-Present),
WCM Alternatives:
Event-Driven Fund
(2013–Present),
and WCM Alternatives:
Credit Event Fund
(December 2017–Present)

Director; Chair of
Governance Committee
and Audit Committee
Member — International
Securities Exchange
(2010–2016)

47

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Officers
David F. Connor	Senior Vice President,	Senior Vice President since
2005 Market Street	General Counsel,	May 2013; General
Philadelphia, PA 19103	and Secretary	Counsel since May 2015;
December 1963		Secretary since
October 2005
Daniel V. Geatens	Vice President	Vice President and
2005 Market Street	and Treasurer	Treasurer since October 2007
Philadelphia, PA 19103
October 1972

Richard Salus	Senior Vice President	Senior Vice President and
2005 Market Street	and Chief Financial Officer	Chief Financial Officer
Philadelphia, PA 19103		since November 2006
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

48

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Vice President and Treasurer	95	Director; Personnel and
(January 2006–July 2012),		Compensation Committee
Vice President —		Chair; Member of Nominating,
Mergers & Acquisitions		Investments, and Audit
(January 2003–January 2006),		Committees for various
and Vice President		periods throughout
and Treasurer		directorship —
(July 1995–January 2003) —		Okabena Company
3M Company		(2009–2017)

David F. Connor has served	95	None[3]
in various capacities at different times at
Macquarie Investment
Management.
Daniel V. Geatens has served	95	None[3]
in various capacities at different times at
Macquarie Investment
Management.
Richard Salus has served	95	None
in various capacities at different times at
Macquarie Investment
Management.

3 David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust, and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

49

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds ®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice President State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus

Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This annual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

50

Annual report

US equity mutual fund

Delaware Smid Cap Growth Fund

March 31, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Smid Cap Growth Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of March 31, 2020, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services are provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Portfolio management review

Delaware Smid Cap Growth Fund	April 7, 2020 (Unaudited)

Performance preview (for the year ended March 31, 2020)

Delaware Smid Cap Growth Fund (Institutional Class shares)*	1-year return	-3.72%

Delaware Smid Cap Growth Fund (Class A shares)	1-year return	-3.96%

Russell 2500™ Growth Index (benchmark)	1-year return	-14.40%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Smid Cap Growth Fund, please see the table on page 5. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

Please see page 7 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

*Total return for the report period presented in the table differs from the return in “Financial highlights.” The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in “Financial highlights” is calculated in the same manner but also takes into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.

Investment objective

The Fund seeks long-term capital appreciation.

Market review

Both the economy and the markets enjoyed sustained growth through the first 10 months of the Fund’s fiscal year ended March 31, 2020, as major market indices achieved new highs through mid-January. Lower interest rates and the apparent resolution of the US-China trade war were largely responsible.

When the fiscal year began, the US Federal Reserve was setting the stage for lower interest rates, an acknowledgement that its last increase, in December 2018, might have been overdone. In July 2019, the Fed implemented the first of three 0.25-percentage-point cuts that brought its target rate down to 1.50%-1.75% by the end of October. In January 2020, the signing of a Phase 1 trade agreement brought some clarity to the often-acrimonious trade dispute with China.

Investors were not the only winners, however. Consumers, who account for 70% of gross domestic product (GDP), had achieved generational highs for savings rates while reaping

At the end of the fiscal year, we’ve taken a two-pronged approach to positioning the Fund by focusing on those companies that we think can either maintain business or recover quickly:

•  First, as we recover from the pandemic, we believe there are certain industries and companies, such as streaming media, telecommunications software, and consumer staples, that should do well throughout.

•  Second, there are other areas, such as digital currency, online dating, and fast-casual restaurants, that we think should do well once social-distancing measures are relaxed and people have the opportunity to get back out and meet with friends, family, and new people again. The businesses that have the potential to meet the pent-up demand for normalcy look attractive to us.

Portfolio management review

Delaware Smid Cap Growth Fund

the benefit of a cyclical high for wage growth. And thanks to a highly regulated banking system that was not extending credit easily, consumer credit scores were also at all-time highs.

Then the pandemic took hold. From its late 2019 start in China’s Wuhan province, the virus spread in January throughout Asia, Australia, Europe, and the United States. In February, markets reacted suddenly and swiftly, sinking more than 30% in just a few weeks.

Following in the footsteps of other countries, governments in the US, both at the state and municipal level, took action to slow the spread of the disease. The social-distancing measures, which included banning large groups and closing nonessential businesses, had an immediate impact on the economy. Global economies that had enjoyed a sustained period of moderate growth swiftly plunged into recessions, with GDPs likely cut nearly in half. In the last week of the 12-month period, initial jobless claims jumped to 3.3 million, more than 10 times the previous week and more than four times the previous record set in 1982.

The Fed responded to the crisis by reducing interest rates twice in March, taking the target range down to 0.0%-0.25%. Additionally, the Fed renewed its asset-purchasing program, this time including commercial paper, to shore up distressed credit markets. On the fiscal side, Congress enacted three relief bills in March, the last of which provides $2 trillion to be used for direct payments to individuals, enhanced unemployment benefits, aid to small business, and relief for certain large industries.

For the entire fiscal year, the broad equity market, represented by the Russell 3000® Index, declined 9.13%. Small and mid-cap stocks performed significantly more poorly, with the Russell 2500™ Index and the Russell 2500 Growth Index losing 22.47% and 14.40%, respectively. All the losses resulted from the pandemic as the Russell 3000 Index lost 20.90%, the Russell 2500 Index lost

29.72%, and the Russell 2500 Growth Index lost 23.22% in the first quarter of 2020. In contrast, those same indices posted positive returns of 14.76%, 8.08%, and 11.61%, respectively, from the beginning of the fiscal period on April 1, 2019, through Jan. 31, 2020.

Within the Fund

For the fiscal year ended March 31, 2020, Delaware Smid Cap Growth Fund declined, although it outperformed its benchmark, the Russell 2500 Growth Index. The Fund’s Institutional Class shares declined 3.72%. The Fund’s Class A shares fell 3.96% at net asset value and declined 9.50% at maximum offer price (both returns reflect all distributions reinvested). For the same period, the Fund’s benchmark fell 14.40%. Complete annualized performance for Delaware Smid Cap Growth Fund is shown in the table on page 5.

While we focus mainly on individual stock selection, advantageous stock selection on a sector level contributed to strong relative performance in the information technology, industrials, and consumer staples sectors. The consumer discretionary sector detracted the most from performance, also due to stock selection. The Fund did not have any positions in energy, materials, real estate, or utilities, the absence of which contributed to performance relative to the benchmark.

The Fund pursues a pure growth strategy, which has benefited performance given that growth stocks have outperformed value stocks over the past decade. We believe that as technological adoption rates accelerate, disruption is caused throughout major industries and enables new secular growth patterns to take hold.

Virtual healthcare is a notable example of disruptive technology. Even before the pandemic, virtual healthcare had increased as people realized this was a better, cheaper, and faster way to get a diagnosis and treatment plan for many routine health issues. Until the pandemic, the biggest impediment to this industry was getting people to try virtual care for the first time. Once they did, however, there was no turning back.

The pandemic changed that dramatically. Now, no one wants to go to a doctor’s office and sit in a waiting room surrounded by other patients. Virtual care is now growing rapidly and one of the biggest beneficiaries of this is Teladoc Health Inc., which has experienced a large upturn in its business with the onset of the coronavirus. Teladoc was the Fund’s leading contributor to performance for the 12-month period. It has teamed up with both large employers and insurers to make its services available. Teladoc now has more than 35 million members and operates in more than 175 countries.

Financial services has been home to some of the disruptive technology that has greatly impacted our lives. Digital currency and payment systems, for example, have largely replaced cash; indeed, ours may be the last generation that uses paper money. Another example is eHealth Inc., a provider of an online marketplace for comparison and enrollment in health insurance plans and a strong contributor to Fund performance. The company benefited from consumers’ increasing acceptance of the online environment as more Americans become eligible for Medicare at age 65 (estimated to be approximately 10,000 people every day). With more baby boomers applying, the average age of Medicare beneficiaries declines with a consequent increase in the online proficiency of Medicare recipients. We think this trend represents a strong tailwind for eHealth’s preferred method of acquisition.

Yet another disruptive trend that has played a large role in the Fund’s stock selection is the development of software as a service (SaaS). Software solutions built around a SaaS model offer significant advantages to both the developer and the customer. Rather than sell a software package that each customer must install on its own system, SaaS products are hosted, maintained, and upgraded by the developer and accessed through the cloud. Instead of paying a large fee upfront and maintenance fees thereafter, customers buy a subscription that is often tied to how many users are accessing the software. This reduces customer costs while it provides developers with a steady income stream. A wide variety of applications are available via SaaS, including customer relationship management, human resources, and communications. The onset of the pandemic focused attention on a few SaaS-based opportunities, including the need for remote-working and enhanced network capabilities.

One such company is RingCentral, Inc., a developer of SaaS-based unified communications systems and another contributor to the Fund’s performance. The company provides a broad array of telecommunications features and options, including detailed reporting on both incoming and outgoing calls. RingCentral benefited from the sudden surge in remote working the pandemic caused.

Not all technology companies performed strongly, however. Arista Networks Inc. provides cloud networking solutions that use software solutions to address the needs of data centers and cloud-service providers. Midway through the fiscal year, Arista’s shares dropped sharply when a major cloud customer significantly reduced orders, severely curtailing Arista’s growth prospects. We exited the Fund’s position.

The stay-at-home restrictions imposed to curb the spread of the virus severely affected the retail business. One of the Fund’s holdings, At Home Group Inc., was no exception. Even before the pandemic struck, the operator of big-ticket, big-box, home-décor stores had experienced a slowdown in traffic across its chains as it opened in more locations. Business was down and growth prospects diminished.

Portfolio management review
Delaware Smid Cap Growth Fund

Although this happens occasionally when a small successful chain begins to expand and growth slows, we realized our losses and sold the position in At Home Group.

One financial services firm that underperformed was LendingTree Inc., an online marketplace that matches lenders with borrowers seeking a variety of loans, including mortgages and home-equity, personal, and business loans. LendingTree was attractive to us because it was an innovative financial services firm that was also positioned to take advantage of the home-building trend. In the last quarter of the fiscal year, as stocks sold off and credit markets went into disarray, the volume of mortgages written at LendingTree plummeted. Given that it will take the economy some time to recover, and that there will likely be less home building during that time, we think the home-building trend has gone away. We exited the position.

At the end of the fiscal year, we’ve taken a two-pronged approach to positioning the Fund by focusing on those companies that we think can either maintain business or recover quickly. First, as we recover from the pandemic, we believe there are certain industries and companies, such as streaming media, telecommunications software, and consumer staples, that should do well throughout.

Second, there are other areas, such as digital currency, online dating, and fast-casual restaurants, that we think should do well once social-distancing measures are relaxed and people have the opportunity to get back out and meet with friends, family, and new people again. The businesses that have the potential to meet the pent-up demand for normalcy look attractive to us.

Performance summary
Delaware Smid Cap Growth Fund	March 31, 2020 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through March 31, 2020
	1 year	5 year	10 year	Lifetime
Class A (Est. March 27, 1986)
Excluding sales charge	-3.96%	+9.38%	+13.94%	+13.11%
Including sales charge	-9.50%	+8.09%	+13.27%	+12.92%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	-4.63%	+8.57%	+13.10%	+8.88%
Including sales charge	-5.48%	+8.57%	+13.10%	+8.88%
Class R (Est. June 2, 2003)
Excluding sales charge	-4.18%	+9.11%	+13.66%	+10.68%
Including sales charge	-4.18%	+9.11%	+13.66%	+10.68%
Institutional Class (Est. Nov. 9, 1992)
Excluding sales charge	-3.72%*	+9.65%	+14.23%	+10.38%
Including sales charge	-3.72%*	+9.65%	+14.23%	+10.38%
Class R6 (Est. May 2, 2016)
Excluding sales charge	-3.63%	—	—	+11.71%
Including sales charge	-3.63%	—	—	+11.71%
Russell 2500 Growth Index	-14.40%	+3.64%	+10.10%	+8.38%**

*Total return for the report period presented in the table differs from the return in “Financial highlights.” The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in “Financial highlights” is calculated in the same manner but also takes into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.

**The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual 12b-1 fee of 0.25% of average daily net assets. The Board has adopted a formula for calculating 12b-1

Performance summary

Delaware Smid Cap Growth Fund

plan fees for the Fund’s Class A shares. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual 12b-1 fee of 0.50% of average daily net assets.

Class R6 shares are available only to certain investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares pay no 12b-1 fee.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Risk is increased in a concentrated portfolio since it holds a limited number of securities with each investment having a greater effect on the overall performance.

Real estate investment trust (REIT) investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Please see the “Financial highlights” section in this report for the most recent expense ratios.

				Institutional
Fund expense ratios	Class A	Class C	Class R	Class	Class R6
Total annual operating expenses (without fee waivers)	1.12%	1.87%	1.37%	0.87%	0.80%
Net expenses (including fee waivers, if any)	1.12%	1.87%	1.37%	0.87%	0.80%
Type of waiver	n/a	n/a	n/a	n/a	n/a

Performance of a $10,000 Investment1

Average annual total returns from March 31, 2010 through March 31, 2020

For period beginning March 31, 2010 through March 31, 2020	Starting value	Ending value

Delaware Smid Cap Growth Fund — Institutional Class shares	$10,000	$37,816
Delaware Smid Cap Growth Fund — Class A shares	$9,425	$34,762
Russell 2500 Growth Index	$10,000	$26,184

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on March 31, 2010, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 5 through 8.

The graph also assumes $10,000 invested in the Russell 2500 Growth Index as of March 31, 2010. The Russell 2500 Growth Index measures the performance of the small- to mid-cap growth segment of the US equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 3000 Index, mentioned on page 2, measures the performance of the largest 3,000 US companies, representing approximately 98% of the investable US equity market.

The Russell 2500 Index, mentioned on page 2, measures the performance of the small- to mid-cap segment of the US equity universe. The Russell 2500 Index is a subset of the Russell 3000 Index, representing approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

Gross domestic product is a measure of all goods and services produced by a nation in a year.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Index performance returns do not reflect any management fees, transaction costs, or expenses.

Performance summary

Delaware Smid Cap Growth Fund

Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.	Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DFCIX	245906102
Class C	DEEVX	245906409
Class R	DFRIX	245906508
Institutional Class	DFDIX	245906201
Class R6	DFZRX	24610A505

Disclosure of Fund expenses

For the six-month period from October 1, 2019 to March 31, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2019 to March 31, 2020.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from October 1, 2019 to March 31, 2020 (Unaudited)

Delaware Smid Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Annualized Expense Ratio	Expenses Paid During Period 10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$955.60	1.10%	$5.38
Class C	1,000.00	952.80	1.85%	9.03
Class R	1,000.00	954.70	1.35%	6.60
Institutional Class	1,000.00	956.70	0.85%	4.16
Class R6	1,000.00	957.10	0.76%	3.72
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.50	1.10%	$5.55
Class C	1,000.00	1,015.75	1.85%	9.32
Class R	1,000.00	1,018.25	1.35%	6.81
Institutional Class	1,000.00	1,020.75	0.85%	4.29
Class R6	1,000.00	1,021.20	0.76%	3.84

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation and top 10 equity holdings

Delaware Smid Cap Growth Fund	As of March 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	99.95%
Communication Services	6.53%
Consumer Discretionary	11.16%
Consumer Staples	8.29%
Financials	6.63%
Healthcare	27.03%
Industrials	8.40%
Technology	31.91%
Total Value of Securities	99.95%
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and Statement of Additional Information, the Healthcare and Technology sector (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Healthcare sector consisted of biotechnology, commercial services, healthcare-products, healthcare-services, and pharmaceuticals. As of March 31, 2020, such amounts, as a percentage of total net assets, were 2.75%, 3.60%, 11.28%, 5.56%, and 3.84% respectively. The Technology sector consisted of advertising, commercial services, computers, Internet, semiconductors, and software. As of March 31, 2020 such amounts, as a percentage of total net assets, were 3.38%, 2.66%, 3.10%, 5.55%, 6.15%, and 11.07% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Healthcare and Technology sectors for financial reporting purposes may exceed 25%.

Security type / sector allocation and top 10 equity holdings

Delaware Smid Cap Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
RingCentral Class A	5.30%
Boston Beer Class A	5.29%
eHealth	5.21%
Novocure	5.16%
iRhythm Technologies	4.63%
Okta	4.47%
SiteOne Landscape Supply	4.43%
YETI Holdings	4.05%
Everbridge	4.05%
Teladoc Health	4.03%

Schedule of investments
Delaware Smid Cap Growth Fund	March 31, 2020

	Number of shares	Value (US $)
Common Stock – 99.95%²
Communication Services – 6.53%
Live Nation Entertainment †	679,090	$30,871,431
Match Group †	963,411	63,623,662
Take-Two Interactive Software †	84,775	10,055,163

		104,550,256

Consumer Discretionary – 11.16%
Chewy Class A †	887,625	33,277,061
Chipotle Mexican Grill †	69,105	45,222,312
Lululemon Athletica †	79,900	15,145,045
Pool	102,138	20,097,694
Shake Shack Class A †	4,291	161,942
YETI Holdings †	3,321,739	64,840,345

		178,744,399

Consumer Staples – 8.29%
Boston Beer Class A †	230,681	84,789,108
Simply Good Foods †	2,496,520	48,082,975

		132,872,083

Financials – 6.63%
eHealth †	593,107	83,521,328
LendingTree †	123,294	22,610,887

		106,132,215

Healthcare – 27.03%
DexCom †	42,465	11,434,551
Exact Sciences †	759,273	44,037,834
Invitae †	1,788,852	24,453,607
iRhythm Technologies †	911,185	74,124,900
Novocure †	1,228,008	82,694,059
Pacira BioSciences †	1,494,165	50,099,353
Progyny †	2,722,801	57,696,153
Quanterix †	1,302,095	23,919,485
Teladoc Health †	416,394	64,545,234

		433,005,176

Industrials – 8.40%
SiteOne Landscape Supply †	963,839	70,957,827
Trex †	793,199	63,566,968

		134,524,795

Technology – 31.91%
Avalara †	570,915	42,590,259
EPAM Systems †	267,803	49,720,305
Everbridge †	609,621	64,839,290
Marvell Technology Group	2,456,804	55,597,475
Monolithic Power Systems	172,840	28,943,786
Okta †	586,144	71,661,966

Schedule of investments

Delaware Smid Cap Growth Fund

	Number of shares	Value (US $)
Common Stock² (continued)
Technology (continued)
Proofpoint †	167,360	$17,169,462
RingCentral Class A †	400,512	84,872,498
Silicon Laboratories †	164,581	14,056,863
Splunk †	218,369	27,564,719
Trade Desk Class A †	280,457	54,128,201

		511,144,824

Total Common Stock (cost $1,364,522,473)		1,600,973,748

Total Value of Securities – 99.95% (cost $1,364,522,473)		$1,600,973,748

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Smid Cap Growth Fund	March 31, 2020

Assets:
Investments, at value[1]	$1,600,973,748
Receivable for securities sold	11,165,828
Receivable for fund shares sold	10,652,455
Dividends and interest receivable	143,378

Total assets	1,622,935,409

Liabilities:
Due to custodian	1,093,339
Payable for securities purchased	16,444,275
Payable for fund shares redeemed	1,785,042
Investment management fees payable to affiliates	940,246
Other accrued expenses	618,883
Distribution fees payable to affiliates	230,552
Dividend disbursing and transfer agent fees and expenses payable to affiliates	13,374
Trustees’ fees and expenses payable to affiliates	12,327
Accounting and administration expenses payable to affiliates	5,089
Legal fees payable to affiliates	3,295
Reports and statements to shareholders expenses payable to affiliates	2,076

Total liabilities	21,148,498

Total Net Assets	$1,601,786,911

Net Assets Consist of:
Paid-in capital	$1,368,871,851
Total distributable earnings (loss)	232,915,060

Total Net Assets	$1,601,786,911

Statement of assets and liabilities

Delaware Smid Cap Growth Fund

Net Asset Value
Class A:
Net assets	$805,989,247
Shares of beneficial interest outstanding, unlimited authorization, no par	36,746,715
Net asset value per share	$21.93
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$23.27

Class C:
Net assets	$63,090,345
Shares of beneficial interest outstanding, unlimited authorization, no par	7,164,845
Net asset value per share	$8.81

Class R:
Net assets	$8,476,816
Shares of beneficial interest outstanding, unlimited authorization, no par	429,500
Net asset value per share	$19.74

Institutional Class:
Net assets	$706,784,517
Shares of beneficial interest outstanding, unlimited authorization, no par	22,696,939
Net asset value per share	$31.14

Class R6:
Net assets	$17,445,986
Shares of beneficial interest outstanding, unlimited authorization, no par	559,001
Net asset value per share	$31.21
___________________
[1]Investments, at cost	$1,364,522,473

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Smid Cap Growth Fund	Year ended March 31, 2020

Investment Income:
Dividends	$1,038,582

Expenses:
Management fees	11,993,987
Distribution expenses — Class A	2,332,591
Distribution expenses — Class C	665,158
Distribution expenses — Class R	60,997
Dividend disbursing and transfer agent fees and expenses	1,691,205
Accounting and administration expenses	330,975
Reports and statements to shareholders expenses	154,041
Registration fees	147,580
Trustees’ fees and expenses	98,931
Legal fees	85,261
Custodian fees	76,371
Audit and tax fees	37,765
Other	50,935

17,725,797
Less expenses paid indirectly	(2,464)

Total operating expenses	17,723,333

Net Investment Loss	(16,684,751)

Net Realized and Unrealized Gain (Loss):
Net realized gain on Investment	79,007,296
Net change in unrealized appreciation (depreciation) of:
Investments	(144,543,340)
Foreign currencies	11,274

Net change in unrealized appreciation (depreciation)	(144,532,066)

Net Realized and Unrealized Loss	(65,524,770)

Net Decrease in Net Assets Resulting from Operations	$(82,209,521)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Smid Cap Growth Fund

	Year ended
	3/31/20	3/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(16,684,751)	$(10,468,090)
Net realized gain	79,007,296	80,895,784
Net change in unrealized appreciation (depreciation)	(144,532,066)	143,155,032

Net increase (decrease) in net assets resulting from operations	(82,209,521)	213,582,726

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(40,069,400)	(108,630,804)
Class C	(6,825,843)	(11,614,109)
Class R	(558,548)	(1,937,879)
Institutional Class	(21,276,178)	(41,863,624)
Class R6	(572,224)	(584,121)

	(69,302,193)	(164,630,537)

Capital Share Transactions:
Proceeds from shares sold:
Class A	97,149,147	164,834,821
Class C	30,055,854	38,915,055
Class R	3,238,198	5,209,500
Institutional Class	557,241,244	503,937,429
Class R6	17,242,856	9,378,770

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	38,911,458	105,728,675
Class C	6,717,827	11,502,275
Class R	557,364	1,936,635
Institutional Class	19,348,530	40,785,405
Class R6	513,058	354,219

	770,975,536	882,582,784

	Year ended
	3/31/20	3/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(160,158,725)	$(178,190,370)
Class C	(19,287,809)	(38,318,977)
Class R	(8,753,630)	(6,540,676)
Institutional Class	(387,679,303)	(209,906,097)
Class R6	(7,525,632)	(1,733,427)

	(583,405,099)	(434,689,547)

Increase in net assets derived from capital share transactions	187,570,437	447,893,237

Net Increase in Net Assets	36,058,723	496,845,426

Net Assets:
Beginning of year	1,565,728,188	1,068,882,762

End of year	$1,601,786,911	$1,565,728,188

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Smid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:

Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

Year ended

3/31/20	3/31/19	3/31/18	3/31/17	3/31/16

$23.85	$22.83	$17.59	$27.04	$29.41

(0.26)	(0.20)	(0.20)	(0.14)	(0.01)
(0.58)	4.35	5.74	(0.08)	0.65

(0.84)	4.15	5.54	(0.22)	0.64

(1.08)	(3.13)	(0.30)	(9.23)	(3.01)

(1.08)	(3.13)	(0.30)	(9.23)	(3.01)

$21.93	$23.85	$22.83	$17.59	$27.04

(3.96% )	19.68%	31.68%	1.13%	2.26%

$805,989	$901,171	$776,647	$653,453	$787,583
1.10%	1.12%	1.17%	1.21%	1.20%
(1.04% )	(0.82% )	(1.00% )	(0.60% )	(0.03% )
113%	96%	101%	159%	24%

Financial highlights

Delaware Smid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:

Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

Year ended

3/31/20	3/31/19	3/31/18	3/31/17	3/31/16

$10.26	$11.55	$9.09	$18.76	$21.46

(0.19)	(0.18)	(0.18)	(0.20)	(0.16)
(0.18)	2.02	2.94	(0.24)	0.47

(0.37)	1.84	2.76	(0.44)	0.31

(1.08)	(3.13)	(0.30)	(9.23)	(3.01)

(1.08)	(3.13)	(0.30)	(9.23)	(3.01)

$8.81	$10.26	$11.55	$9.09	$18.76

(4.63% )	18.83%	30.71%	0.30%	1.53%

$63,090	$56,065	$46,508	$49,266	$67,633
1.85%	1.87%	1.92%	1.96%	1.95%
(1.79% )	(1.57% )	(1.75% )	(1.35% )	(0.78% )
113%	96%	101%	159%	24%

Financial highlights

Delaware Smid Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Year ended

3/31/20	3/31/19	3/31/18	3/31/17	3/31/16

$21.62	$21.01	$16.25	$25.77	$28.24

(0.29)	(0.24)	(0.23)	(0.19)	(0.08)
(0.51)	3.98	5.29	(0.10)	0.62

(0.80)	3.74	5.06	(0.29)	0.54

(1.08)	(3.13)	(0.30)	(9.23)	(3.01)

(1.08)	(3.13)	(0.30)	(9.23)	(3.01)

$19.74	$21.62	$21.01	$16.25	$25.77

(4.18% )	19.42%	31.34%	0.87%	1.99%

$8,477	$14,143	$13,068	$16,731	$18,768
1.35%	1.37%	1.42%	1.46%	1.45%
(1.29% )	(1.07% )	(1.25% )	(0.85% )	(0.28% )
113%	96%	101%	159%	24%

Financial highlights

Delaware Smid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Year ended

3/31/20	3/31/19	3/31/18	3/31/17	3/31/16

$33.35	$30.69	$23.50	$32.83	$34.98

(0.28)	(0.19)	(0.20)	(0.11)	0.08
(0.85)	5.98	7.69	0.02	0.78

(1.13)	5.79	7.49	(0.09)	0.86

—	—	—	(0.01)	—
(1.08)	(3.13)	(0.30)	(9.23)	(3.01)

(1.08)	(3.13)	(0.30)	(9.24)	(3.01)

$31.14	$33.35	$30.69	$23.50	$32.83

(3.70% )	19.99%	32.01%	1.33%	2.54%

$706,785	$585,344	$231,474	$226,724	$432,915
0.85%	0.87%	0.92%	0.96%	0.95%
(0.79% )	(0.57% )	(0.75% )	(0.35% )	0.22%
113%	96%	101%	159%	24%

Financial highlights

Delaware Smid Cap Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Portfolio turnover is representative of the Fund for the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

			5/2/16[1]
Year ended			to

3/31/20	3/31/19	3/31/18	3/31/17

$33.40	$30.71	$23.50	$33.01

(0.25)	(0.16)	(0.19)	(0.05)
(0.86)	5.98	7.70	(0.19)

(1.11)	5.82	7.51	(0.24)

—	—	—	(0.04)
(1.08)	(3.13)	(0.30)	(9.23)

(1.08)	(3.13)	(0.30)	(9.27)

$31.21	$33.40	$30.71	23.50

(3.63% )	20.08%	32.10%	0.88%

$17,446	$9,005	$1,186	$2
0.77%	0.80%	0.84%	0.84%
(0.71% )	(0.50% )	(0.67% )	(0.21% )
113%	96%	101%	159% [4]

Notes to financial statements

Delaware Smid Cap Growth Fund	March 31, 2020

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 21 series. These financial statements and the related notes pertain to Delaware Smid Cap Growth Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended March 31, 2020 and for all open tax years (years ended March 31, 2017–March 31, 2019), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. During the year ended March 31, 2020, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash

Notes to financial statements

Delaware Smid Cap Growth Fund

1. Significant Accounting Policies (continued)

dividends are recorded as dividend income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2020, the Fund earned $533 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2020, the Fund earned $1,931 under this arrangement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of the average daily net assets of the Fund; 0.70% on the next $500 million; 0.65% on the next $1.5 billion; and 0.60% on average daily net assets in excess of $2.5 billion.

Effective May 30, 2019, DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total

Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended March 31, 2020, the Fund was charged $65,623 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2020, the Fund was charged $161,504 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of Class R shares. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on Oct. 11, 2010. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees that are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended March 31, 2020, the Fund was charged $45,079 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended March 31, 2020, DDLP earned $180,706 for commissions on sales of the Fund’s Class A shares. For the year ended March 31, 2020, DDLP received gross CDSC commissions of $9,554 and $12,456 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Notes to financial statements

Delaware Smid Cap Growth Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

Cross trades for the year ended March 31, 2020 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the year ended March 31, 2020, the Fund engaged in securities sales of $45,341,781 which resulted in net realized loss of $(1,785,398).

3. Investments

For the year ended March 31, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$2,047,268,001
Sales	1,946,444,158

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholder. At March 31, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$1,419,363,152

Aggregate unrealized appreciation of investments	$353,275,019
Aggregate unrealized depreciation of investments	(171,664,423)

Net unrealized appreciation of investments	$181,610,596

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2020:

Level 1
Securities
Assets:
Common Stock	$1,600,973,748

During the year ended March 31, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value

Notes to financial statements

Delaware Smid Cap Growth Fund

3. Investments (continued)

pricing was not utilized at March 31, 2020. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the year ended March 31, 2020, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2020 and 2019 were as follows:

	Year ended
	3/31/20	3/31/19
Ordinary income	$—	$23,954,875
Long-term capital gains	69,302,193	140,675,662

Total	$69,302,193	$164,630,537

5. Components of Net Assets on a Tax Basis

As of March 31, 2020, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,368,871,851
Undistributed long-term capital gains	55,612,259
Qualified late year loss deferrals	(4,307,795)
Net unrealized appreciation on investments and foreign currencies	181,610,596

Net assets	$1,601,786,911

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Qualified late year losses represent ordinary losses realized from Jan. 1, 2020 through March 31, 2020 and capital losses realized from Nov. 1, 2019 through March 31, 2020, that in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2020, the Fund recorded the following reclassifications:

Total distributable earnings (loss)	$15,819,234
Paid-in capital	(15,819,234)

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	3/31/20	3/31/19
Shares sold:
Class A	3,916,893	6,510,875
Class C	2,914,364	3,368,899
Class R	145,012	230,536
Institutional Class	16,060,080	15,286,247
Class R6	494,340	272,887

Shares issued upon reinvestment of dividends and distributions:
Class A	1,598,663	4,924,461
Class C	686,193	1,242,146
Class R	25,427	99,416
Institutional Class	560,340	1,359,045
Class R6	14,833	11,792

	26,416,145	33,306,304

Shares redeemed:
Class A	(6,550,747)	(7,675,690)
Class C	(1,900,558)	(3,172,584)
Class R	(395,179)	(297,634)
Institutional Class	(11,472,483)	(6,638,042)
Class R6	(219,767)	(53,693)

	(20,538,734)	(17,837,643)

Net Increase	5,877,411	15,468,661

Notes to financial statements

Delaware Smid Cap Growth Fund

6. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and the “Statements of changes in net assets.” For the years ended March 31, 2020 and 2019, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions

				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Year ended 3/31/20	32,353	58,675	11,691	32,019	1,418,403
Year ended 3/31/19	68,887	394,464	192,914	54,666	7,079,422

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 4, 2019.

On Nov. 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 2, 2020.

The Fund had no amounts outstanding as of March 31, 2020, or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended March 31, 2020, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.

Notes to financial statements

Delaware Smid Cap Growth Fund

9. Credit and Market Risk (continued)

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended March 31, 2020. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2020, there were no Rule 144A securities held by the Fund.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, Management is evaluating the implications of these changes on the financial statements.

12. Subsequent Events

On Nov. 4, 2019, the Fund, along with certain other funds in the Delaware Funds (Participants), entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit available was increased to $275,000,000 on May 6, 2020. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds IV and Shareholders of Delaware Smid Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Smid Cap Growth Fund (one of the funds constituting the Delaware Group® Equity Funds IV, referred to hereafter as the “Fund”) as of March 31, 2020, the related statement of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2020

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

Other Fund information (Unaudited)

Delaware Smid Cap Growth Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended March 31, 2020, the Fund reports distributions paid during the period as follows:

(A) Long-Term Capital Gain Distributions (Tax Basis)	100.00%

(A) is based on a percentage of the Fund’s total distributions.

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee
Shawn K. Lytle[1]	President,	President and
2005 Market Street	Chief Executive Officer,	Chief Executive Officer
Philadelphia, PA 19103	and Trustee	since August 2015
February 1970
Trustee since
September 2015

Independent Trustees
Thomas L. Bennett	Chair and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chair since
March 2015
Jerome D. Abernathy	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
July 1959

Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President — Macquarie	95	Trustee — UBS
Investment Management[2]		Relationship Funds,
(June 2015–Present)		SMA Relationship
Trust, and UBS Funds
Regional Head of		(May 2010–April 2015)
Americas — UBS Global
Asset Management
(April 2010–May 2015)

Private Investor	95	None
(March 2004–Present)

Managing Member,	95	None
Stonebrook Capital
Management, LLC (financial
technology: macro factors
and databases)
(January 1993–Present)
Chief Executive Officer,	95	Director —
Private Wealth Management		Banco Santander International
(2011–2013) and		(October 2016–
Market Manager,		December 2019)
New Jersey Private
Bank (2005–2011) —		Director —
J.P. Morgan Chase & Co.		Santander Bank, N.A.
(December 2016–
December 2019)

[2]

Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Private Investor	95	Director and Audit Committee
(April 2011–Present)		Member — Hercules
		Technology Growth
		Capital, Inc.
		(July 2004–July 2014)
President —	95	Director; Compensation
Drexel University		Committee and
(August 2010–Present)		Governance Committee
		Member — Community
President —		Health Systems
Franklin & Marshall College		(May 2004–Present)
(July 2002–June 2010)
		Director — Drexel
		Morgan & Co.
		(2015–2019)

		Director and Audit Committee
		Member — vTv
		Therapeutics Inc.
		(2017–Present)

		Director and Audit Committee
		Member — FS Credit Real
		Estate Income Trust, Inc.
		(2018–Present)

		Director — Federal Reserve
		Bank of Philadelphia
		(January 2020–Present)
Private Investor	95	None
(2004–Present)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Private Investor	95	Trust Manager and
(January 2017–Present)		Audit Committee
Chair — Camden
Chief Executive Officer —		Property Trust
Banco Itaú		(August 2011–Present)
International
(April 2012–December 2016)		Director; Strategic
Planning and Reserves
Executive Advisor to Dean		Committee and Nominating
(August 2011–March 2012)		and Governance
and Interim Dean		Committee Member —
(January 2011–July 2011) —		Callon Petroleum Company
University of Miami School of		(December 2019–Present)
Business Administration
Director; Audit
President — U.S. Trust,		Committee Member —
Bank of America Private		Carrizo Oil & Gas, Inc.
Wealth Management		(March 2018–December 2019)
(Private Banking)
(July 2007–December 2008)
Vice Chairman	95	Director — HSBC North
(2010–April 2013) —		America Holdings Inc.
PNC Financial		(December 2013–Present)
Services Group
Director — HSBC USA Inc.
(July 2014–Present)

Director —
HSBC Bank USA,
National Association
(July 2014–March 2017)

Director — HSBC
Finance Corporation
(December 2013–April 2018)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Christianna Wood	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
August 1959

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Chief Executive Officer	95	Director; Finance Committee
and President —		and Audit Committee
Gore Creek		Member — H&R
Capital, Ltd.		Block Corporation
(August 2009–Present)		(July 2008–Present)

Director; Investments
Committee, Capital
and Finance
Committee, and Audit
Committee Member —
Grange Insurance
(2013–Present)

Trustee; Chair of
Nominating and Governance
Committee and Audit
Committee Member —
The Merger Fund
(2013–Present),
The Merger Fund VL
(2013-Present),
WCM Alternatives:
Event-Driven Fund
(2013–Present),
and WCM Alternatives:
Credit Event Fund
(December 2017–Present)

Director; Chair of
Governance Committee
and Audit Committee
Member — International
Securities Exchange
(2010–2016)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Officers
David F. Connor	Senior Vice President,	Senior Vice President since
2005 Market Street	General Counsel,	May 2013; General
Philadelphia, PA 19103	and Secretary	Counsel since May 2015;
December 1963		Secretary since
October 2005
Daniel V. Geatens	Vice President	Vice President and
2005 Market Street	and Treasurer	Treasurer since October 2007
Philadelphia, PA 19103
October 1972

Richard Salus	Senior Vice President	Senior Vice President and
2005 Market Street	and Chief Financial Officer	Chief Financial Officer
Philadelphia, PA 19103		since November 2006
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Vice President and Treasurer	95	Director; Personnel and
(January 2006–July 2012),		Compensation Committee
Vice President —		Chair; Member of Nominating,
Mergers & Acquisitions		Investments, and Audit
(January 2003–January 2006),		Committees for various
and Vice President		periods throughout
and Treasurer		directorship —
(July 1995–January 2003) —		Okabena Company
3M Company		(2009–2017)

David F. Connor has served	95	None[3]
in various capacities at
different times at
Macquarie Investment
Management.
Daniel V. Geatens has served	95	None[3]
in various capacities at
different times at
Macquarie Investment
Management.
Richard Salus has served	95	None
in various capacities
at different times at
Macquarie Investment
Management.

[3]

David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust, and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This annual report is for the information of Delaware Smid Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds® by Macquarie Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Jerome D. Abernathy
John A. Fry
Thomas K. Whitford, Chair
Christianna Wood

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $90,050 for the fiscal year ended March 31, 2020.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $88,280 for the fiscal year ended March 31, 2019.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2020.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $909,000 for the registrant’s fiscal year ended March 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2019.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $640,000 for the registrant’s fiscal year ended March 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $16,500 for the fiscal year ended March 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2020.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $15,975 for the fiscal year ended March 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2019.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2020.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2019.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds® by Macquarie.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $4,687,000 and $11,748,000 for the registrant’s fiscal years ended March 31, 2020 and March 31, 2019, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS IV

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 4, 2020

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 4, 2020